FRANKLIN FEDERAL TAX-FREE INCOME FUND

Annual Report

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective, and to expect that mixed in with the good years can be some bad years. It's important to remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.


Charles B. Johnson (right),
Chairman of Franklin Federal
Tax-Free Income Fund and
Thomas J. Kenny (left),
Director of Franklin Municipal
Bond Department.

CONTENTS

Shareholder Letter......................................     1

Special Feature:

Q&A with Municipal

Bond Department.........................................     3
Manager's Discussion....................................     8
Performance Summaries
 Class I................................................    11
 Class II...............................................    13
Financial Highlights &
Statement of Investments................................    15
Financial Statements....................................    40
Notes to
Financial Statements....................................    43
Independent
Auditors' Report........................................    45

SHAREHOLDER LETTER

Dear Shareholder:

We are pleased to bring you Franklin Federal Tax-Free Income Fund's annual report for the period ended April 30, 1998.

During the year under review, the U.S. economy continued on its path of moderate growth, modest inflation and relatively stable-to-lower interest rates. Economic growth was solid, as measured by the 1998 first quarter, annualized Gross Domestic Product (GDP) gain of 4.8%. The Consumer Price Index (CPI), a widely used measure of inflation, continued to trend downward. The CPI's annualized increase for March 1998 was a surprisingly low 2.25%, considering the U.S. economy is in its seventh consecutive year of expansion.

After peaking in the second quarter of 1997, interest rates declined due to benign inflation and the presumption that the Asian monetary crises would slow the U.S. economy. The Asian crises also contributed to a flight to quality into U.S. Treasury bonds and U.S. dollar denominated assets. The 30-year Treasury yield ended the reporting period at 5.95%, down from 6.95% on April 30, 1997.1 The yield on the Bond Buyer 40 Index, a representative municipal bond index, declined from 5.89% on April 30, 1997, to 5.39% on April 30, 1998.2 The overall interest rate decline resulted in a strong year for fixed-income securities in 1997, contributing to an increase in the fund's NAV and share price.

The favorable interest rate environment provided attractive opportunities for issuers to refinance existing debt or issue new debt. Municipal supply in the first quarter of 1998 was 70% higher than in the same period of 1997. Looking forward, the recent economic environment should be beneficial for municipalities and municipal bonds. Credit rating upgrades substantially outpaced downgrades from national credit rating agencies during the reporting period.

We encourage you to discuss your financial goals with an investment representative. He or she can address concerns about volatility and help you diversify your investments and stay focused on the long term. Mutual funds offer a level of diversification that is almost impossible for individual investors to achieve on their own. Municipal bonds continue to be an attractive investment for diversifying a heavily weighted stock portfolio. As always, we appreciate your support, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,


Charles B. Johnson
Chairman
Franklin Federal Tax-Free Income Fund


Thomas J. Kenny
Director
Franklin Municipal Bond Department



Q
&
A

SPECIAL FEATURE:
Q&A WITH FRANKLIN'S
MUNICIPAL BOND DEPARTMENT


Thomas J. Kenny, Director of Franklin Templeton's Municipal Bond Department, and portfolio managers Sheila Amoroso and Bernie Schroer discuss the issues that shaped the recent municipal bond market.

Q: HOW WOULD YOU DESCRIBE THE MUNICIPAL BOND MARKET'S RECENT PERFORMANCE?

TOM KENNY: Long-term interest rates trended lower in 1997, and remained in a fairly narrow trading range during the early months of 1998. This lower interest rate environment led to a substantial increase in the supply of municipal bonds coming to market, both for new projects and refinancing purposes. Demand has not kept pace with supply, which, in our opinion, has created some excellent buying opportunities.


Q: RECENTLY, THERE HAS BEEN A LOT OF DISCUSSION ABOUT THE ASIAN MARKET VOLATILITY. DO YOU THINK THE PROBLEMS THERE WILL HAVE ANY IMPACT ON THE U.S. BOND MARKET THIS YEAR?

BERNIE SCHROER: The decline in Asia's currency and equity markets may help the U.S. bond market. In 1997, we experienced a strong U.S. economy, which normally would have pressured the Federal Reserve (the Fed) to raise interest rates, causing bond prices to fall. Instead, the Fed left interest rates alone, probably in part due to the Asian turmoil and the dampening effect it could have on U.S. economic growth this year.

Q: HAVE THE RECENT TAX LAW CHANGES HAD ANY IMPACT ON THE MUNICIPAL BOND MARKET?

SHEILA AMOROSO: Changes in the tax law did not alter the tax advantages of municipal bonds. Municipals still distribute income free from regular federal, and in many cases, state income taxes.*

Q: WHAT ROLE CAN MUNICIPAL BONDS PLAY IN A DIVERSIFIED PORTFOLIO?

SHEILA: After three years of healthy returns due to historic stock market gains, individuals have seen an increase in the percentage of equities in their portfolios. As a result, many investors are beginning to re-examine asset allocation. Municipal bonds generally enjoy low volatility while providing tax-free income, which can offset some of the risks associated with investing in a portfolio composed mainly of stocks. The chart on page 6 shows how adding municipal bonds in different proportions to a stock portfolio has historically lowered volatility in providing solid after-tax returns. In short, prudent investors may be able to reduce their risk, and maintain their potential for competitive return, by including municipal bonds in their portfolios.


*For investors subject to regular federal or state alternative minimum tax, all or a portion of municipal bond interest and municipal bond fund dividends may be subject to such tax, depending on the source. Fund distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

"Franklin tax-free income funds can help investors diversify a heavily weighted stock portfolio, while providing a convenient and effective way to participate in the municipal bond market."

BERNIE: Municipal bonds remain a strong investment for investors looking for tax-free income. Franklin tax-free income funds can help investors diversify a heavily weighted stock portfolio, while providing a convenient and effective way to participate in the municipal bond market.

Q: LOOKING AHEAD, WHAT DO YOU THINK MIGHT AFFECT THE MUNICIPAL BOND MARKET AND THE FRANKLIN TAX-FREE INCOME FUNDS?

TOM: Municipal bonds generally share the same trends as U.S. government securities, such as Treasury bonds. These securities are sensitive to a variety of factors that affect interest rates in general, including the Federal Reserve's monetary policy. During most of 1997, the Fed was biased toward raising interest rates in order to stave off inflationary pressures as the economy continued its solid growth. However, toward the end of the year and into 1998, the Fed appears to have adopted a more neutral stance for a couple of reasons. First, although the economy is experiencing moderate growth, inflation remains subdued. Also, the potential still exists for the Asian crisis to slow the U.S. economy.

Regardless of changing market conditions, our focus will remain on providing shareholders with high current income free from regular federal, and depending on the fund, state income taxes.* Franklin has become the nation's largest tax-free fund manager**, in part by adhering to a consistent, disciplined investment philosophy, which historically has proved successful in both strong and weak bond markets. Of course, past performance is no guarantee of future results.

*For investors subject to regular federal or state alternative minimum tax, all or a portion of municipal bond interest and municipal bond fund dividends may be subject to such tax, depending on the source. Fund distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.
**Source: Strategic Insight, 11/97.


MANAGER'S DISCUSSION

YOUR FUND'S OBJECTIVE: FRANKLIN FEDERAL TAX-FREE INCOME FUND SEEKS TO PROVIDE HIGH, CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX THROUGH A NATIONALLY DIVERSIFIED PORTFOLIO CONSISTING OF MUNICIPAL SECURITIES.1

When investing in the municipal market, we strive to purchase securities offering long-term value. Prospects for value in the market are dynamic and can change daily. In our vigilant search throughout the fund's fiscal year, we found value in two key areas: insured securities and New York securities.


INSURED SECURITIES

Insured municipal bonds are insured against default by insurance companies. An insurance company pledges to make all interest and principal payments when due, if the issuer of the bond defaults on its obligations. Insured bonds usually trade based on the insurer's credit rating rather than the rating of the underlying issuer, since the insurance company is ultimately at risk for the repayment of principal and interest. Some of the major municipal bond insurance firms include MBIA and AMBAC Indemnity Corporation. Because of their lower risk and the cost of insurance protection, insured bonds will pay slightly lower yields. However, insured municipal bonds are generally considered among the safest investments, as reflected in their high credit quality rating.

As individual state economies enjoyed healthy growth, state and local governments witnessed an increase in their revenues. Voter resistance toward higher taxes helped restrain government spending, causing government fiscal positions and credit ratings to strengthen. As credit qualities rose, municipal bond insurance became relatively cheap for state and local governments.
Furthermore, increased competition among the municipal insurance companies contributed to lower insurance costs for issuers. Municipal bond insurance tends to provide the greatest marketability for issuers, because it attracts the widest variety of investors. Approximately 60% of the long-term new issues during the past year have come with insurance, continuing the trend we have experienced during the past few years.2 The fund's exposure to insured securities reflected this trend, increasing from 17.5% of long-term assets on April 30, 1997, to 22.5% at the end of the reporting period.3

The availability of insurance for new issues, as well as secondary securities, contributed to a narrowing of quality spreads in the municipal market. The sustained, low interest-rate environment created greater demand for higher yielding, lower-quality securities. As the supply of these lower-quality securities declined, the demand drove the prices of these securities higher. As a result, insured securities offered attractive yields relative to other sectors of the municipal market.

As illustrated by the chart, 51.2% of the fund's long-term investments were invested in high-grade bonds at the close of the period. High-grade bonds rated AAA or AA by Standard & Poor's, or Aaa or Aa by Moody's, two national credit rating agencies, generally are considered to carry little credit risk.4 Increasing our emphasis on high-quality bonds can help protect the fund against the risk of issuers defaulting on their interest payments or principal repayments.

GRAPHIC MATERIAL 1 OMITTED - SEE APPENDIX AT END OF DOCUMENT

1. These dividends are generally subject to state and local income taxes, if any. For investors subject to federal or state alternate minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 16 of this report.

2. Source: The Bond Buyer.
3. Fund shares are not insured by any U.S. or other government agency, are subject to market risks and will fluctuate in value. Insurance relates only to the payment of principal and interest on the portfolio's insured securities and the terms of the insurance as outlined in the prospectus. No representation is made as to any insurer's ability to meet its commitments. 4. This does not indicate Standard & Poor's or Moody's rating of the fund.

Past performance is not predictive of future results.

NEW YORK SECURITIES

We also found value in New York securities, and at the end of the fund's reporting period our exposure was 17.2% of total market value, up from 14.61% on April 30, 1997. New York is generally one of the largest issuers of municipal bonds, and has been the largest so far in 1998. Due to the large supply of securities, the sector was priced attractively in the market.

Both New York City and New York state enjoyed improved financial positions. In August 1997, Standard and Poor's upgraded the state's credit rating from A- to
A. New York City was recently upgraded by Moody's to a3, and is currently rated A- by Fitch IBCA, and BBB+ by S&P(R).5 These positive factors contributed to New York securities being one of the best performing sectors in the market throughout the year under review.

The chart to the left shows that the fund was invested across a broad range of sectors on April 30, 1998. Also, your fund held investments in all 50 states and Puerto Rico. The fund had its largest holdings in securities issued in New York, Illinois and Texas, as illustrated below.

Going forward, we believe municipal bond supply should moderate during the last half of the year, and demand will remain solid. Most importantly, given the fund's current taxable-equivalent distribution rate, municipals should provide an attractive investment for fixed-income investors.

GRAPHIC MATERIAL 2 OMITTED - SEE APPENDIX AT END OF DOCUMENT

GRAPHIC MATERIAL 3 OMITTED - SEE APPENDIX AT END OF DOCUMENT


PERFORMANCE SUMMARY

CLASS I

Franklin Federal Tax-Free Income Fund - Class I share price, as measured by net asset value, increased 35 cents, from $11.90 on April 30, 1997, to $12.25 on April 30, 1998. During the 12-month reporting period, shareholders received income distributions totaling 68.8 cents ($0.6880) per share. Distributions will vary based on the earnings of the fund's portfolio, and past distributions are not predictive of future trends.

Based on an annualization of April's monthly per-share dividend of 5.6 cents ($0.056) and the maximum offering price of $12.79 on April 30, 1998, your fund's distribution rate was 5.25%. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. For example, an investor in the maximum federal income tax bracket of 39.6% would need to earn 8.69% from a taxable investment of similar quality to match the fund's tax-free distribution rate.

The chart on page 12 compares your fund's Class I shares' performance with that of the unmanaged Lehman Brothers Municipal Bond Index. The index includes over 40,000 municipal securities from across the country, while your fund consists of approximately 930 municipal bonds. Of course, such unmanaged market indices have inherent performance differentials over any fund. They do not pay management fees to cover salaries of securities analysts or portfolio managers, nor do they pay commissions to buy and sell bonds. Unlike unmanaged indices, mutual funds are never 100% invested because they need cash on hand to redeem shares. In addition, the performance shown for the fund includes the maximum initial sales charge, all fund expenses and account fees. If operating expenses such as Franklin Federal Tax-Free Income Fund's had been applied to this index, the index's performance would have been lower. Please remember that an index is simply a measure of performance and one cannot invest in it directly.

Your fund's Class I shares' performance exceeded the rate of inflation, as measured by the Consumer Price Index (CPI), keeping your purchasing power well ahead of inflation -- a primary goal of any investment.

GRAPHIC MATERIAL 4 OMITTED - SEE APPENDIX AT END OF DOCUMENT

CLASS I
Periods ended 4/30/98

                                                                        SINCE
                                                                      INCEPTION
                                        1-YEAR     5-YEAR   10-YEAR  (10/17/83)
--------------------------------------------------------------------------------
Cumulative Total Return1                8.92%      36.39%   121.20%     256.80%
Average Annual Total Return2            4.28%       5.49%     7.79%       8.80%
Distribution Rate3                           5.25%
Taxable Equivalent Distribution Rate4        8.69 %
30-Day Standardized Yield5                   4.39%
Taxable Equivalent Yield4                    7.27%


1. Cumulative total return measures the change in value of an investment over the periods indicated and does not include the sales charge.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, maximum 4.25% initial sales charge. See Note below.
3. Distribution rate is based on an annualization of April's 5.6 cent per share monthly dividend and the maximum offering price of $12.79 on April 30, 1998.
4. Taxable equivalent distribution rate and yield assume the 1998 maximum federal income tax rate of 39.6%.
5. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended April 30, 1998.
Note: Prior to July 1, 1994, fund shares were offered at a lower initial sales charge with dividends reinvested at the offering price; thus actual total returns would differ. Effective May 1, 1994, the fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.
All total return calculations assume reinvestment of dividends and capital gains at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

CLASS II

Franklin Federal Tax-Free Income Fund - Class II share price, as measured by net asset value, increased 34 cents, from $11.90 on April 30, 1997, to $12.24 on April 30, 1998. During the 12-month reporting period, shareholders received income distributions totaling 61.92 cents ($0.6192) per share. Distributions will vary based on the earnings of the fund's portfolio, and past distributions are not predictive of future trends.

Based on an annualization of April's monthly per-share dividend of 5.00 cents ($0.0500), plus an annual dividend adjustment of 0.12 cents ($0.0012), and the maximum offering price of $12.36 on April 30, 1998, your fund's distribution rate was 4.86%. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. For example, an investor in the maximum federal income tax bracket of 39.6% would need to earn 8.05% from a taxable investment of similar quality to match the fund's tax-free distribution rate.

The chart on page 14 compares your fund's Class II shares' performance with that of the unmanaged Lehman Brothers Municipal Bond Index. The index includes over 40,000 municipal securities from across the country, while your fund consists of approximately 930 municipal bonds. Of course, such unmanaged market indices have inherent performance differentials over any fund. They do not pay management fees to cover salaries of securities analysts or portfolio managers, nor do they pay commissions to buy and sell securities. Unlike unmanaged indices, mutual funds are never 100% invested because they need cash on hand to redeem shares. In addition, the performance shown for the fund includes the maximum initial sales charge, all fund expenses and account fees. If operating expenses such as Franklin Federal Tax-Free Income Fund's had been applied to this index, the index's performance would have been lower. Please remember that an index is simply a measure of performance and one cannot invest in it directly.

Your fund's Class II shares' performance exceeded the rate of inflation, as measured by the Consumer Price Index (CPI), keeping your purchasing power well ahead of inflation -- a primary goal of any investment.

GRAPHIC MATERIAL 7 OMITTED - SEE APPENDIX AT END OF DOCUMENT
GRAPHIC MATERIAL 8 OMITTED - SEE APPENDIX AT END OF DOCUMENT
GRAPHIC MATERIAL 9 OMITTED - SEE APPENDIX AT END OF DOCUMENT

CLASS II

Periods ended 4/30/98

                                                                    SINCE
                                                                  INCEPTION
                                                         1-YEAR    (5/1/95)
-----------------------------------------------------------------------------
Cumulative Total Return1                                 8.22%      22.68%
Average Annual Total Return2                             6.15%       6.69%
Distribution Rate3                            4.86%
Taxable Equivalent Distribution Rate4         8.05%
30-Day Standardized Yield5                    3.95%
Taxable Equivalent Yield4                     6.54%


1. Cumulative total return measures the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the 1.0% initial sales charge and 1.0% contingent deferred sales charge (CDSC), applicable to shares redeemed within 18 months of investment.
3. Distribution rate is based on an annualization of April's 5.12 cent per share monthly dividend and the maximum offering price of $12.36 on April 30, 1998.
4. Taxable equivalent distribution rate and yield assume the 1998 maximum federal income tax rate of 39.6%.
5. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended April 30, 1998.
All total return calculations assume reinvestment of dividends and capital gains at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

1. Source: Standard & Poor's(R) Micropal (Federal Reserve H15 Report).
2. Source: Standard & Poor's Micropal (Bond Buyer 40). Index is composed of 40 actively traded municipal bonds and does not represent the performance of any Franklin Templeton fund. Investors cannot invest directly in this unmanaged index.


FRANKLIN FEDERAL TAX-FREE INCOME FUND
Financial Highlights

                                                                                       Year Ended April 30,
CLASS I                                                                     1998     1997      1996      1995     1994
----------------------------------------------------------------------------------------------------------------------
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year.................................          $11.90   $11.83    $11.73    $11.81   $12.24
                                                                             --------------------------------------------
Income from investment operations:
 Net investment income.............................................             .69      .71       .74       .75      .77
 Net realized and unrealized gains (losses)........................             .35      .07       .10      (.05)    (.41)
                                                                             ---------------------------------------------
Total from investment operations...................................            1.04      .78       .84       .70      .36
Less distributions from net investment income......................            (.69)    (.71)     (.74)     (.78)    (.79)
                                                                             ---------------------------------------------
Net asset value, end of year.......................................          $12.25   $11.90    $11.83    $11.73   $11.81
                                                                             =============================================

Total return*......................................................            8.92%    6.81%     7.33%     6.21%    2.58%

Ratios/supplemental data
Net assets, end of year (000's)....................................       $7,022,961 $6,905,488 $7,012,601 $6,886,941 $6,804,262
Ratios to average net assets:
 Expenses..........................................................             .59%     .58%      .57%      .59%     .52%
 Net investment income.............................................            5.70%    6.00%     6.20%     6.47%    6.27%
Portfolio turnover rate............................................           14.54%   16.43%    25.10%    19.88%   24.59%


CLASS II
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year                                           $11.90   $11.82    $11.73**
                                                                   -------------------------------------
Income from investment operations:
 Net investment income                                                          .63      .66       .68
 Net realized and unrealized gains                                              .33      .06       .09
                                                                   -------------------------------------
Total from investment operations                                                .96      .72       .77
Less distributions from net investment income                                  (.62)    (.64)     (.68)
                                                                   -------------------------------------
Net asset value, end of year                                                 $12.24   $11.90    $11.82
                                                                   =====================================

Total return*                                                                  8.22%    6.28%     6.68%

Ratios/supplemental data
Net assets, end of year (000's)                                         $135,195  $71,944   $34,110
Ratios to average net assets:
 Expenses                                                                      1.17%    1.16%     1.15%
 Net investment income                                                         5.12%    5.42%     5.68%
Portfolio turnover rate                                                       14.54%   16.43%    25.10%



*Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized. Prior to May 1, 1994, dividends from net investment income were reinvested at the offering price.
**The Fund paid a dividend to shareholders of record on the beginning of business, May 1, 1995 in the amount of $0.062 per share. The net asset value per share at the beginning of period includes this dividend.

                                            See notes to financial statements.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Statement of Investments, April 30, 1998
                                                                                                PRINCIPAL
                                                                                                  AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS 97.4%
 BONDS 95.3%
 ALABAMA 1.5%
 Alabama HFA, SFMR, Collateralized Home Mortgage, Series D-2, 5.75%, 10/01/23 .............. $ 5,400,000    $ 5,522,094
 Alabama Water Pollution Control Authority, Revolving Fund, Series B,
 Pre-Refunded, 7.75%, 8/15/12 ..............................................................   6,180,000      6,715,126
 Birmingham GO, Street Improvement, Warrants, Pre-Refunded, 8.00%, 7/01/13 .................   5,000,000      5,131,450
 Citronelle IDB, PCR, Stauffer Chemical Project, Guaranteed by Imperial Chemical, Plc., Series
 1982, 8.00%, 12/01/12 .....................................................................   1,000,000      1,088,670
 Courtland IDB, PCR, Refunding, Champion International Corp. Project, 6.15%, 6/01/19........   5,000,000      5,321,250
 Courtland IDBR, Refunding, Champion International Corp., Series A, 7.20%, 12/01/13.........  12,000,000     13,308,840
 Fairfield IDB, Environmental Improvement Revenue, Refunding, USX
 Corp. Projects, 5.45%, 9/01/14 ............................................................   1,445,000      1,443,324
 Jefferson County Sewer Revenue, Warrants, FGIC Insured,
 Refunding, Series A, 5.625%, 2/01/22 ......................................................   4,000,000      4,144,840
 Refunding, Series A, 5.375%, 2/01/27 ......................................................  19,000,000     19,096,900
 Series D, 5.75%, 2/01/22 ..................................................................  15,995,000     16,730,130
 Series D, 5.75%, 2/01/27 ..................................................................  19,715,000     20,621,101
 Montgomery Medical Clinic Board, Health Care Facilities Revenue,
 Refunding, Jackson Hospital
 and Clinic, AMBAC Insured, 6.00%, 3/01/26 .................................................   5,385,000      5,699,861
                                                                                                            -----------
                                                                                                            104,823,586
                                                                                                            -----------
 Alaska 2.0%
 Alaska Industrial Development and Export Authority, Revolving Fund,
 Series A, 7.95%, 4/01/10 ..................................................................   1,775,000      1,902,907
 Alaska State HFC,
 Collateralized Home Mortgage, Series A-1, 6.75%, 12/01/32 .................................   3,560,000      3,781,290
 Refunding, Mortgage, Series A, MBIA Insured, 6.00%, 12/01/15 ..............................   4,565,000      4,804,389
 Refunding, Mortgage, Series A, MBIA Insured, 6.10%, 12/01/37 ..............................  34,000,000     35,759,500
Refunding, Series A, MBIA Insured, 5.875%, 12/01/24.........................................  17,875,000     18,583,565
Refunding, Series A, MBIA Insured, 5.875%, 12/01/30.........................................  11,600,000     11,989,528
 Series A, Pre-Refunded, 6.60%, 12/01/23 ...................................................   8,000,000      8,788,160
Veterans Mortgage Program, MBIA Insured, 6.75%, 12/01/25....................................  20,530,000     22,056,611
 Anchorage Parking Authority Revenue, Refunding, 5th Avenue Garage Lease Project,
 6.50%, 12/01/02 ...........................................................................   3,360,000      3,584,750
 6.75%, 12/01/08 ...........................................................................   3,500,000      3,751,195
 Valdez Marine Terminal Revenue, Refunding, BP Pipelines, Inc. Project,
 Series A, 5.85%, 8/01/25 ..................................................................  25,000,000     25,634,000
 Series C, 5.65%, 12/01/28 .................................................................     500,000        507,040
                                                                                                                -------
                                                                                                            141,142,935
                                                                                                              ---------
 Arizona .1%
 Tempe IDA, Residential Care Facilities Revenue, Volunteers of
 America Care Facilities, 9.00%, 6/01/18 ...................................................   5,540,000      5,660,440
                                                                                                              ---------
 Arkansas 1.1%
 Arkansas State Development Financing Authority, Driver's License Revenue, State Police Headquarters,
 Wireless Data, FGIC Insured,  5.40%, 6/01/18 ..............................................   4,000,000      4,094,840
 Desha County Residential Housing Facilities Board, SFMR, Refunding, 7.50%, 4/01/11 ........   2,130,000      2,267,832
 Independence County Public Health and Education Facilities Board,
 Capital Revenue, Refunding & Improvement,
  White River Control Project, Pre-Refunded, 8.00%, 6/01/09 ................................   3,115,000      3,309,158
 Jefferson County PCR, Refunding, Arkansas Power and Light Co. Project, 6.30%, 6/01/18 .....   1,465,000      1,571,755
 Pope County PCR, Refunding, Power and Light Co. Project, 6.30%,
 12/01/16...................................................................................   2,600,000      2,760,056
 11/01/20...................................................................................  60,000,000     62,634,600
 University of Central Arkansas, AMBAC Insured,
 Academic Facilities Revenue, Series B, 5.875%, 4/01/16 ....................................     250,000        265,505
 Academic Facilities Revenue, Series B, 6.00%, 4/01/21 .....................................   1,000,000      1,074,890
 Athletic Facilities Revenue, Series C, 6.00%, 4/01/21 .....................................   1,000,000      1,074,890
 Athletic Facilities Revenue, Series C, 6.125%, 4/01/26 ....................................     825,000        882,783
 Refunding, Housing System Revenue, Series A, 6.00%, 4/01/21 ...............................   1,000,000      1,074,890
                                                                                                              ---------
                                                                                                             81,011,199
                                                                                                              ---------

 Bonds (cont.)
 California 6.2%
 Alhambra COP, Clubhouse Facility Project, 11.25%
 1/01/08 ...................................................................................   $ 410,000      $ 420,197
 1/01/09 ...................................................................................     455,000        466,279
 1/01/10 ...................................................................................     500,000        512,350
 Burbank RDA, Refunding, Tax Allocation, Series A, 6.25%, 12/01/24 .........................   5,325,000      5,640,293
 California Health Facilities, Financing Authority Revenue, Refunding, St. Francis Medical Center,
 Series H, AMBAC Insured,  6.30%, 10/01/15 .................................................   2,800,000      3,068,968
 California State Educational Facilities Authority Revenue, 6.00%,
 National University, Connie Lee Insured, 5/01/09 ..........................................   3,580,000      3,872,701
 Pooled College and University Projects, Series B, 12/01/20 ................................   6,025,000      6,310,465
 California State GO,
 6.00%, 5/01/18 ............................................................................     535,000        564,473
 5.90%, 4/01/23 ............................................................................   1,200,000      1,250,256
 FGIC Insured, 6.00%, 5/01/20 ..............................................................     850,000        905,412
 FGIC Insured, Pre-Refunded, 6.00%, 8/01/19 ................................................  11,000,000     12,117,930
 FGIC Insured, Pre-Refunded, 6.00%, 5/01/20 ................................................  11,650,000     12,801,486
 Pre-Refunded, 6.00%, 5/01/18 ..............................................................   6,465,000      7,086,028
 Pre-Refunded, 5.90%, 4/01/23 ..............................................................  10,550,000     11,411,302
 Series 1994, 5.90%, 5/01/08 ...............................................................   3,070,000      3,325,271
 California State GO, Veterans Bonds,
 Series BC, 6.00%, 2/01/10 .................................................................   1,000,000      1,021,500
 Series BD, BE, and BF, 6.55%, 2/01/25 .....................................................  18,745,000     19,155,516
 California State Public Works Board, Lease Revenue, Various University of California Projects,
 Series A, Pre-Refunded, 6.375%, 10/01/14 ..................................................   4,000,000      4,485,200
 10/01/19 ..................................................................................   2,000,000      2,242,600
 California Statewide Communities Development Authority Revenue, COP, Sutter Health Obligation Group,
 MBIA Insured,  6.00%, 8/15/25 .............................................................  14,750,000     15,708,898
 Chino USD, COP, Refunding, FSA Insured, 5.90%, 9/01/15 ....................................   8,250,000      8,727,840
 Coalinga Public Finance Authority Revenue, Series B, 6.25%, 9/15/07 .......................   1,020,000      1,039,574
 Commerce, Refuse to Energy Authority Revenue, Refunding, Series 1994, 8.75%, 7/01/10 ......   1,000,000      1,189,120
 Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Senior Lien,
 Series A, 6.50%, 1/01/32...................................................................  59,240,000     63,841,171
 Forty-Niner Shops, Inc., Auxiliary Organization, California State Long
Beach Project, 6.875%, 4/01/07..............................................................   1,090,000      1,164,752
 4/01/12 ...................................................................................   1,565,000      1,653,031
 Los Angeles County MTA, Sales Tax Revenue, Refunding, Proposition C-2, Series A,
 Senior Subordinated Lien, AMBAC Insured,  5.00%, 7/01/23 ..................................  10,000,000      9,571,700
 Los Angeles CRDA, Housing Revenue, Refunding, Series A, AMBAC Insured, 6.55%, 1/01/27 .....   3,180,000      3,432,269
 Los Angeles Department of Water and Power, Electric Plant Revenue,
 Refunding, 6.40%, 11/01/31 ................................................................  14,925,000     15,852,290
 Refunding, MBIA Insured, 6.00%, 2/01/28 ...................................................   3,000,000      3,149,700
 Second Issue, MBIA Insured, 6.40%, 11/01/31 ...............................................  10,500,000     11,243,190
 Los Angeles GO, Series A, FGIC Insured, 6.20%, 9/01/14 ....................................   8,100,000      8,709,039
 Los Angeles Regional Airport Improvements Corp., Lease Revenue, Refunding,
 Facilities Sub-Lease, International Airport, 6.35%, 11/01/25 ..............................  18,500,000     20,096,365
 United Airlines, Inc. Project, 6.875%, 11/15/12 ...........................................   8,400,000      9,226,308
 Pomona Public Financing Authority Revenue, Series Q, MBIA Insured, 5.90%, 12/01/25 ........   4,000,000      4,221,200
 Sacramento County Airport Systems Revenue, Sub-Series D, MBIA Insured, 6.00%, 7/01/16 .....   6,480,000      6,958,548
 San Bernardino County COP, Medical Center Financing Project, Series A, 5.875%, 8/01/26 ....  33,315,000     34,920,117
 San Francisco City and County RDA Revenue, George Moscone Convention Center, Lease
 Revenue, 6.75%, 7/01/24 ...................................................................   7,080,000      7,909,351
 San Francisco City and County RDA Revenue, Tax Allocation Redevelopment
 Project, 6.50%, 8/01/22 ...................................................................  12,680,000     13,752,474
 San Francisco City and County Sewer Revenue, Series A, FGIC Insured, 5.90%, 10/01/20 ......  10,380,000     10,912,390
 San Joaquin Hills Transportation Corridor Agency, Toll Road Revenue,
 5.00%, 1/01/33 ............................................................................   5,000,000      4,542,900
 Pre-Refunded, 7.00%, 1/01/30 ..............................................................  16,785,000     18,914,681
 Pre-Refunded, 6.75%, 1/01/32 ..............................................................  10,000,000     11,164,500

 Bonds (cont.)
 California (cont.)
 University of California Revenues,
 Hospital Facilities, U.C. Davis Medical Center, AMBAC Insured, 5.75%, 7/01/24 ............. $25,000,000   $ 26,134,750
 Research Facilities, Series B, Pre-Refunded, 6.55%, 9/01/24 ...............................  26,780,000     29,908,172
 Windsor RDA Revenue, Tax Allocation, Windsor Project, 7.00%, 9/01/24 ......................   2,405,000      2,603,797
                                                                                                              ---------
                                                                                                            443,206,354
                                                                                                              ---------
 Colorado 4.1%
 Colorado HFA, GO, Series A, 7.50%, 5/01/29 ................................................   1,595,000      1,680,460
 Colorado Post-Secondary Educational Facilities Authority Revenue, Refunding & Improvement,
 University of Denver Project,  MBIA Insured, 5.375%, 3/01/18 ..............................   6,000,000      6,084,060
 Denver City and County Airport Revenue,
 Series A, 8.875%, 11/15/12 ................................................................  12,130,000     13,981,523
 Series A, 7.50%, 11/15/23 .................................................................  13,590,000     15,519,916
 Series A, 8.50%, 11/15/23 .................................................................  72,960,000     80,846,246
 Series A, 8.00%, 11/15/25 .................................................................  21,785,000     23,898,924
 Series A, Pre-Refunded, 7.50%, 11/15/12 ...................................................  11,200,000     12,794,992
 Series A, Pre-Refunded, 8.875%, 11/15/12 ..................................................   4,515,000      5,245,888
 Series A, Pre-Refunded, 7.50%, 11/15/23 ...................................................   2,930,000      3,447,936
 Series A, Pre-Refunded, 8.50%, 11/15/23 ...................................................   6,985,000      7,805,877
 Series A, Pre-Refunded, 7.25%, 11/15/25 ...................................................  24,525,000     27,822,632
 Series A, Pre-Refunded, 8.00%, 11/15/25 ...................................................   2,540,000      2,813,997
 Series B, 7.25%, 11/15/23 .................................................................   2,120,000      2,347,730
 Series B, Pre-Refunded, 7.25%, 11/15/23 ...................................................     530,000        597,761
 Series D, 7.75%, 11/15/21 .................................................................   8,950,000      9,970,300
 Series D, 7.00%, 11/15/25 .................................................................   7,835,000      8,380,238
 Series D, Pre-Refunded, 7.75%, 11/15/21 ...................................................   2,510,000      2,824,980
 Series D, Pre-Refunded, 7.00%, 11/15/25 ...................................................   2,175,000      2,357,874
 Denver City and County Special Facilities, Airport Revenue, United Airlines, Inc. Project, Series A,
 6.875%, 10/01/32 ..........................................................................  47,980,000     51,969,057
 Littleton MFR, Rental Housing, Riverpointe Project I, Series 1985, 8.00%, 12/01/22 ........  16,105,000     16,525,179
                                                                                                             ----------
                                                                                                            296,915,570
                                                                                                             ----------
 Delaware
 Delaware State EDA Revenue, Refunding, Water Development, Wilmington,
 Series B, 6.45%, 12/01/07..................................................................   1,160,000      1,327,504
 Delaware State Housing Authority, Refunding, MFMR, Series D, 6.75%, 7/01/06 ...............   2,000,000      2,199,560
                                                                                                              ---------
                                                                                                              3,527,064
                                                                                                              ---------
 District of Columbia .6%

 District of Columbia GO, Series E, MBIA Insured, 6.00%, 6/01/13 ...........................   4,000,000      4,256,040
 District of Columbia HFA, MFHR, FHA Insured,
 Mayfair Mansions Apartments, 8.85%, 2/01/31 ...............................................   6,110,000      6,310,897
 Refunding, Series A, 7.10%, 9/01/12 .......................................................   1,830,000      1,947,578
 Refunding, Series A, 7.15%, 3/01/24 .......................................................   6,575,000      6,968,448
 District of Columbia HFA, SFMR, Refunding, Series B, 5.85%, 12/01/18 ......................   2,830,000      2,904,089
 District of Columbia Hospital Revenue, Washington Hospital Center Corp., Series A,
 Pre-Refunded, 9.00%, 1/01/08 ..............................................................   3,955,000      4,471,009
 District of Columbia Redevelopment Land Agency, Sports Arena, Special Tax
 Revenue, 5.625%, 11/01/10 .................................................................   1,240,000      1,259,456
 District of Columbia Revenue,
 Association of American Medical Colleges, Pre-Refunded, 7.50%, 2/15/20 ....................   5,685,000      6,098,015
 Catholic University of America, 6.45%, 10/01/23 ...........................................   5,265,000      5,726,530
                                                                                                              ---------
                                                                                                             39,942,062
                                                                                                              ---------
 Florida 2.7%
 Bay County Resource Recovery Revenue, Refunding, MBIA Insured, 6.50%, 7/01/07,
 Series A...................................................................................   2,100,000      2,308,299
 Series B...................................................................................  11,020,000     12,113,074
 Broward County Resource Recovery Revenue, Broward Waste Energy Co., L.P.,
 North Project, Series 1984, 7.95%, 12/01/08................................................  40,950,000     44,214,534
 Callaway/Bay County Waste Water Systems Revenue, Series A, FGIC Insured, 6.00%, 9/01/26 ...   1,000,000      1,089,160
 Dunes Community Development District Revenue, Water and Sewer Project,
 Pre-Refunded, 8.25%, 10/01/18 .............................................................   3,800,000      3,942,728
 Florida State Board Of Education, Capital Outlay, Public Education, Refunding,
 Series 1992, 6.40%, 6/01/19 ...............................................................  22,475,000     24,121,519

 Bonds (cont.)
 Florida (cont.)
 Florida State Department of General Services, Division of Facilities Management Revenue, Florida
 Facilities Pool, Pre-Refunded,  8.125%, 9/01/17 ........................................... $ 2,000,000    $ 2,067,360
 Florida State Department of Transportation, Right of Way Acquisition
 and Bridge, 5.375%, 7/01/26................................................................  10,000,000     10,017,100
 Florida State Department of Transportation, Turnpike Revenue, Series A,
 Pre-Refunded, 7.75%, 7/01/09...............................................................   7,125,000      7,571,880
 Lakeland Retirement Community, First Mortgage Revenue, Carpenters Home
 Estate Project, 9.50%, 9/01/06.............................................................   3,600,000      3,642,228
 Manatee County IDR, Manatee Hospital and Health Systems, Inc.,
 Pre-Refunded, 9.25%, 3/01/21...............................................................   6,500,000      7,451,730
 Manatee County School Board COP, MBIA Insured, Pre-Refunded, 6.125%, 7/01/16 ..............   5,000,000      5,600,450
 Santa Rosa County Health Facilities Authority Revenue, Refunding,
 Gulf Breeze Hospital, Inc., Pre-Refunded, 8.70%, 10/01/14 .................................   2,500,000      2,598,900
 St. Augustine Water and Sewer Revenue, Refunding, Series A, MBIA Insured, 6.20%,
 10/01/00 ..................................................................................     840,000        882,134
 10/01/01 ..................................................................................     890,000        947,636
 10/01/02 ..................................................................................     940,000      1,013,282
 10/01/03 ..................................................................................   1,005,000      1,094,154
 10/01/04 ..................................................................................   1,065,000      1,171,564
 10/01/05 ..................................................................................   1,130,000      1,250,537
 10/01/06 ..................................................................................   1,200,000      1,337,844
 10/01/07 ..................................................................................   1,275,000      1,424,213
 10/01/08 ..................................................................................   1,355,000      1,502,709
 10/01/12 ..................................................................................   6,300,000      6,928,425
 Sunrise Utility Systems Revenue, Refunding, AMBAC Insured, 5.20%, 10/01/22 ................   2,000,000      1,975,380
 Tampa Capital Improvement Program Revenue, Series A, 10/01/18,
 Custodial Receipts, 5.805%.................................................................  37,250,000     37,490,263
 8.25%......................................................................................  11,010,000     11,177,352
                                                                                                             ----------
                                                                                                            194,934,455
                                                                                                             ----------
 Georgia 2.3%
 Burke County Development Authority, PCR, Georgia Power Co., Plant Vogle Project, MBIA Insured,
 Series 1984-1, 6.60%, 7/01/24 ............................................................. 105,000,000    109,490,850
 Series 1984-7, 6.625%, 10/01/24 ...........................................................   8,025,000      8,409,558
 Fulton County Development Authority, Special Facilities Revenue, Refunding,
 Delta Air Lines, Inc. Project,
 6.85%, 11/01/07 ...........................................................................   3,400,000      3,676,012
 6.95%, 11/01/12 ...........................................................................   5,500,000      5,972,835
 Gainsville and Hall County Hospital Authority Revenue Anticipation Certificates, Refunding,
 Northeast Georgia Healthcare Project, MBIA Insured, 6.00%, 10/01/25 .......................   7,975,000      8,456,531
 Georgia Municipal Electric Authority Power Revenue,
 Series B, 6.375%, 1/01/16 .................................................................  14,000,000     14,897,680
 Series EE, 6.40%, 1/01/23 .................................................................   6,325,000      6,904,054
 Georgia State HFA Revenue, Homeownership Opportunity Program, Series C, 6.60%, 12/01/23 ...   3,865,000      4,127,279
 Monroe County Development Authority, PCR, Georgia Power Co., AMBAC Insured, 6.25%, 7/01/19    4,300,000      4,468,431
                                                                                                             ----------
                                                                                                            166,403,230
                                                                                                             ----------
 Hawaii 1.1%
 Hawaii State Airports System Revenue,
 FGIC Insured, 7.00%, 7/01/20 ..............................................................   1,000,000      1,087,300
 Second Series, 7.00%, 7/01/07 .............................................................  12,000,000     12,992,160
 Second Series, 6.90%, 7/01/12 .............................................................     500,000        577,285
 Second Series, 7.00%, 7/01/18 .............................................................   2,830,000      3,046,665
 Hawaii State Department of Budget and Finance, Special Purposes Mortgage Revenue,
 Hawaii Electric Light Co. Project, 7.20%, 12/01/14 ........................................     200,000        212,190
 Hawaii Electric Light Co. Project, Series A, 7.35%, 1/01/20 ...............................   1,000,000      1,060,000
 Hawaii Electric Light Co. Project, Series A, MBIA Insured, 5.65%, 10/01/27 ................  20,000,000     20,412,200
 Kaiser Hospital, 6.25%, 3/01/21 ...........................................................     900,000        945,576
 Refunding, Kapiolani Health Care System, 6.00%, 7/01/19 ...................................   2,600,000      2,735,434
 Wahiawa General Hospital Project, 7.50%, 7/01/12 ..........................................   1,000,000      1,112,140
 Hawaii State Department of Budget and Finance, Special Purposes Revenue,
 6.00%, 7/01/11 ............................................................................   1,000,000      1,073,030
 6.20%, 7/01/16 ............................................................................   2,000,000      2,146,280
 6.25%, 7/01/21 ............................................................................   6,250,000      6,726,375
 Bonds (cont.)
 Hawaii (cont.)
 Hawaii State Department of Budget and Finance, Special Purposes Revenue, (cont.)
 Refunding, The Queens Health System, Series A, 5.75%, 7/01/26 ............................. $ 5,800,000    $ 5,961,182
 Hawaii State SFMR,
 HFC, Series A, 7.00%, 7/01/11 .............................................................     230,000        246,631
 HFC, Series A, 7.10%, 7/01/24 .............................................................   3,350,000      3,595,187
 HFC, Series B, 6.90%, 7/01/16 .............................................................     360,000        387,126
 HFC, Series B, 7.00%, 7/01/31 .............................................................  11,880,000     12,792,503
 Housing and Development Corp., Purchase Revenue, Series A, 5.75%, 7/01/30 .................   2,500,000      2,545,125
                                                                                                              ---------
                                                                                                             79,654,389
                                                                                                              ---------
 Idaho .1%
 Idaho Housing Agency, Refunding, Series D-1, 6.45%, 7/01/19 ...............................   2,195,000      2,354,116
 Idaho Housing Agency, SFMR, Senior Bond, Series B-1, FGIC Insured,
 7.85%, 7/01/09 ............................................................................     925,000        960,252
 7.90%, 1/01/21 ............................................................................   1,410,000      1,457,150
 Power County PCR, Refunding, FMC Corp. Project, 5.625%, 10/01/14 ..........................   2,200,000      2,243,494
                                                                                                              ---------
                                                                                                              7,015,012
                                                                                                              ---------
 Illinois 6.2%
 Bryant PCR, Refunding, Central Illinois Light Co. Project, 6.50%,
 Series A, 2/01/18 .........................................................................   7,200,000      7,721,424
 Series C, 1/01/10 .........................................................................   5,000,000      5,400,450
 Chicago Board of Education, Chicago School Reform, MBIA Insured, 6.00%,
 12/01/16...................................................................................   9,700,000     10,389,767
 12/01/26...................................................................................   7,600,000      8,070,288
 Chicago Board of Education, Chicago School Reform, Series A,
 AMBAC Insured, 5.25%, 12/01/30.............................................................   8,830,000      8,574,813
 Chicago COP, AMBAC Insured, 7.75%, 7/15/11 ................................................  20,400,000     24,344,340
 Chicago Gas Supply Revenue, Refunding, The Peoples Gas Light, Series A, 6.10%, 6/01/25 ....  12,000,000     12,710,280
 Chicago-O'Hare International Airport Revenue, Special Facilities,
 American Airlines, Inc. Project, 8.20%, 12/01/24 ..........................................  11,720,000     14,040,677
 United Airlines, Inc. Project, 8.45%, 5/01/07 .............................................   4,300,000      4,664,855
 United Airlines, Inc. Project, 8.50%, 5/01/18 .............................................  12,305,000     13,358,185
 United Airlines, Inc. Project, Series A, 8.40%, 5/01/18 ...................................     450,000        477,887
 United Airlines, Inc. Project, Series C, 8.20%, 5/01/18 ...................................  27,600,000     29,271,456
 Chicago SFMR, Collateralized, Series A, 7.25%, 9/01/28 ....................................   4,000,000      4,545,760
 Cook County, Orland Park School District No. 135, Refunding, FGIC Insured, 5.90%, 12/01/14   10,000,000     10,503,400
 Cook County, Refunding, 11/15/22,
 Capital Improvement, FGIC Insured, 5.875%, ................................................  10,000,000     10,677,600
 Series A, MBIA Insured, 5.625%, ...........................................................  20,000,000     20,589,600
 Cook County School District No. 140, Tinley Park, Refunding, Series A, AMBAC
 Insured, 6.00%, 12/01/15 ..................................................................   8,750,000      9,446,413
 Illinois Development Finance Authority, PCR, Commonwealth Edison Co. Project,
 Series 1991, 7.25%, 6/01/11 ...............................................................   7,500,000      8,103,525
 Refunding, Central Illinois Public Services Co., Series A, 6.375%, 1/01/28 ................  15,200,000     15,996,632
 Refunding, Illinois Power Co. Project, Series A, 7.375%, 7/01/21 ..........................  26,550,000     30,484,445
 Illinois HDA, Homeowner Mortgage, Series A-1, 6.85%, 8/01/17...............................   4,245,000      4,655,237
 Illinois HDA, MF Program, Lawndale Redevelopment Project, 7.10%, 12/01/34 .................  20,000,000     21,859,200
 Refunding, Series A, 7.10%, 7/01/26 .......................................................  12,915,000     13,793,607
 Series 1, 6.625%, 9/01/12 .................................................................  12,000,000     12,801,120
 Series 1, 6.75%, 9/01/21 ..................................................................   7,550,000      8,027,387
 Series C, 7.35%, 7/01/11 ..................................................................   2,265,000      2,384,705
 Illinois HDA, RMR, Series B, 7.25%, 8/01/17 ...............................................   7,065,000      7,495,117
 Illinois Health Facilities Authority Revenue,
 Refunding, Edwards Hospital Project, Pre-Refunded, 7.00%, 2/15/22 .........................   2,000,000      2,209,220
 Refunding, Loyola University Health System, Series A, MBIA Insured, 5.625%, 7/01/18 .......   9,195,000      9,435,725
 Refunding, Northwestern Medical Facility Foundation, MBIA Insured, 5.125%, 11/15/28 .......   7,500,000      7,139,175
 Refunding, Servantcor, Series A, Pre-Refunded, 7.875%, 8/15/19 ............................   1,000,000      1,067,370
 Refunding, Servantcor, Series B, Pre-Refunded, 7.875%, 8/15/19 ............................   3,000,000      3,202,110

 Bonds (cont.)
 Illinois (cont.)
 Illinois Health Facilities Authority Revenue, (cont.)
 Refunding, Westlake Community Hospital, 7.875%, 1/01/13 ................................... $ 6,200,000    $ 6,448,124
 South Suburban Hospital, ETM, 7.00%, 2/15/18 ..............................................   4,200,000      5,030,256
 South Suburban Hospital, Pre-Refunded, 7.00%, 2/15/18 .....................................   2,800,000      3,092,908
 Victory Health Services, Series A, 5.75%, 8/15/27 .........................................   8,015,000      8,132,179
 Illinois State COP, FSA Insured, 6.875%, 7/01/07 ..........................................   2,600,000      2,866,318
 Illinois State Dedicated Tax Revenue, Civic Center, Series A,
 AMBAC Insured, 6.00%, 12/15/15.............................................................   2,950,000      3,013,927
 Metropolitan Pier and Exposition Authority, Dedicated State Tax Revenue, McCormick Place
 Expansion Project, Series A, 6.50%,
 6/15/22....................................................................................       5,000          5,447
 6/15/27....................................................................................     555,000        604,140
 FGIC Insured, 6/15/07 .....................................................................       5,000          5,500
 Metropolitan Pier and Exposition Authority, Hospitality Facilities Revenue, McCormick Place
 Convention Center,
 5.75%, 7/01/06 ............................................................................   1,645,000      1,704,269
 6.25%, 7/01/17 ............................................................................   9,500,000     10,147,045
 7.00%, 7/01/26 ............................................................................  12,000,000     14,443,080
 Onterie Center HFC, Mortgage Revenue, Refunding, Series A, MBIA Insured, 7.05%, 7/01/27 ...   4,350,000      4,654,674
 Regional Transportation Authority, Series A, AMBAC Insured, 6.125%, 6/01/22 ...............   3,970,000      4,145,871
 Southwestern Illinois Development Authority,
 Anderson Hospital Project, Series A, 7.00%, 8/15/22 .......................................   6,200,000      6,709,516
 IDR, Spectrulite Consortium, Inc. Project, 6.20%, 2/01/05 .................................   1,825,000      1,959,594
 IDR, Spectrulite Consortium, Inc. Project, 6.625%, 2/01/10 ................................   3,050,000      3,285,033
 Private Activity Revenue, Glenmark Recovery, 8.50%, 8/01/10 ...............................   2,815,000      3,087,042
 Solid Waste Disposal Revenue, LaCede Steel Co., 8.375%, 8/01/08 ...........................   4,985,000      5,498,555
 Solid Waste Disposal Revenue, LaCede Steel Co., 8.50%, 8/01/20 ............................   5,390,000      5,958,214
 Upper River Valley Development Authority, Environmental Facilities Revenue, General Electric Co.
 Project, 5.45%, 2/01/23 ...................................................................   3,600,000      3,561,084
 Will County Exempt Facilities Revenue, Mobil Oil Refining Corp. Project, 6.00%, 2/01/27 ...   7,130,000      7,389,817
                                                                                                            -----------
                                                                                                            445,184,363
                                                                                                            -----------
 Indiana 1.1%
 Carmel Industrial RDA, County Option, Income Tax Lease, Rent Revenue,
 MBIA Insured, 5.25%, 1/01/18...............................................................   1,090,000      1,087,264
 Hammond Industrial Sewer and Solid Waste Disposal Revenue, American Maize-Products Co.,
 Project A, 8.00%, 12/01/24 ................................................................  17,000,000     19,790,380
 Hammond PCR, Stauffer Chemical Project, Guaranteed by Imperial Chemical, Plc.,
 Series 1982, 8.00%, 11/01/12 ..............................................................   2,355,000      2,557,153
 Indiana Bond Bank, Special Program, Series A, 8.375%, 2/01/18 .............................     585,000        601,737
 Indiana Health Facility Financing Authority, Hospital Revenue, Hancock Memorial
 Hospital Project, Series 1990, Pre-Refunded, 8.30%, 8/15/20 ...............................   3,500,000      3,869,495
 Indiana State Educational Facilities Authority Revenue,
 Manchester College Project, 6.85%, 10/01/18................................................   3,240,000      3,419,626
 Indiana State Housing Financing Authority, SFMR, Refunding, Series A,
 6.75%, 1/01/10 ............................................................................   2,940,000      3,147,593
 6.80%, 1/01/17 ............................................................................  12,835,000     13,739,996
 Indianapolis Local Public Improvement, Series D,
 6.75%, 2/01/20 ............................................................................  13,075,000     14,080,075
 Refunding, 6.50%, 2/01/22 .................................................................   4,625,000      4,632,261
 Jasper County EDR, Georgia Pacific Corp. Project, 5.625%, 12/01/27 ........................   2,500,000      2,487,375
 Muncies Edit Building Corp., First Mortgage, Series A, AMBAC Insured, 6.60%, 12/01/17 .....   2,000,000      2,179,940
 Sullivan PCR, Refunding, Indiana-Michigan Power Co. Project, Series C, 5.95%, 5/01/09......   6,000,000      6,271,500
                                                                                                             77,864,395
 Iowa .2%
 Iowa Financing Authority, SFMR, Series F, 5.70%, 1/01/27 ..................................  10,780,000     11,011,123
                                                                                                             ----------
 Kansas
 Kansas State Development Financial Authority Revenue, Sisters of Charity Leavenworth,
 MBIA Insured, 5.125%, 12/01/18 ............................................................   2,000,000      1,971,160
                                                                                                              ---------
 Kentucky 2.1%
 Ashland PCR, Refunding, Ashland Oil, Inc. Project, 6.65%, 8/01/09 .........................   3,900,000      4,204,395
 Henderson County Solid Waste Disposal Revenue, MacMillan Bloedel Project, 7.00%, 3/01/25 ..  10,000,000     10,892,300
 Jefferson County MFHR, Watterson Park Apartments Project, Series A, 6.35%, 11/15/11 .......   4,870,000      5,131,422

 Bonds (cont.)
 Kentucky (cont.)
 Kenton County Airport Board Revenue, Special Facilities, Delta Air Lines, Inc.,
 7.80%, 12/01/15 ........................................................................... $20,000,000   $ 21,318,600
 Project A, 7.50%, 2/01/20 .................................................................  10,000,000     11,033,300
 Project A, 7.125%, 2/01/21 ................................................................   9,330,000     10,176,044
 Project B, 7.25%, 2/01/22 .................................................................   3,350,000      3,679,975
 Kentucky Economic Development Financing Authority, Hospital Systems Revenue,
 Refunding & Improvement,  Appalachian Regional Facility,
 5.80%, 10/01/12 ...........................................................................   1,000,000      1,025,890
 5.85%, 10/01/17 ...........................................................................   5,615,000      5,764,921
 Kentucky Housing Corp. Revenue,
 Series A, 6.70%, 7/01/17 ..................................................................     780,000        829,117
 Series B, 6.625%, 7/01/14 .................................................................   4,910,000      5,194,387
 Kentucky State Development Financing Authority, Hospital Revenue,
 Claire Medical Center Project, Pre-Refunded, 7.125%, 9/01/21 ..............................     700,000        771,561
 Kentucky State Property and Buildings Commission Revenue, Project No. 48,
 Pre-Refunded, 8.00%, 8/01/08 ..............................................................   4,500,000      4,633,065
 Mount Sterling Lease Revenue, Kentucky League Cities, Series A,
 6.10%, 3/01/08 ............................................................................  20,375,000     21,752,758
 6.20%, 3/01/18 ............................................................................  11,765,000     12,626,433
 Pendleton County, Multi-County Lease Revenue, Kentucky Association of Counties
 Leasing Trust, Series A, 6.50%, 3/01/19 ...................................................  27,160,000     29,580,771
                                                                                                             ----------
                                                                                                            148,614,939
                                                                                                             ----------
 Louisiana 2.1%
 Bastrop PCR, Refunding, International Paper Co. Project, 6.90%, 3/01/07 ...................   2,000,000      2,176,060
 Calcasieu Parish IDB, PCR, Refunding, Gulf States Utilities Co. Project, 6.75%, 10/01/12 ..  14,285,000     15,244,523
 Calcasieu Parish Memorial Hospital Service District Revenue, Lake Charles Parish
 Memorial Hospital Project, Series A, FSA Insured,
 6.375%, 12/01/12 ..........................................................................   4,310,000      4,855,775
 6.50%, 12/01/18 ...........................................................................   5,530,000      6,332,237
 6.65%, 12/01/21 ...........................................................................   3,145,000      3,387,354
 Calcasieu Parish Public Transportation Authority Mortgage Revenue, Refunding,
 Series A, 7.75%, 6/01/12 ..................................................................   3,185,000      3,396,452
 Series B, 6.375%, 11/01/02 ................................................................     305,000        323,559
 Series B, 6.875%, 11/01/12 ................................................................     615,000        658,204
 De Soto Parish Environmental Improvement Revenue, International Paper Co.
 Project, Series A, 7.70%, 11/01/18.........................................................   2,500,000      2,924,625
 East Baton Rouge Mortgage Financing Authority, SFM,
 MBS, Series A, 6.80%, 10/01/28 ............................................................   6,275,000      6,766,835
 Series C, 7.00%, 4/01/32 ..................................................................   2,365,000      2,515,083
 Series D, 7.10%, 4/01/32 ..................................................................   3,560,000      3,781,468
 Lafayette Public Trust Finance Authority, SFMR, Refunding, Series A, 8.50%, 11/15/12 ......   1,442,598      1,511,454
 Louisiana HFA Mortgage Revenue, Refunding,
 7.375%, 9/01/13 ...........................................................................   1,315,000      1,375,779
 SF, Series B-2, 5.75%, 12/01/28 ...........................................................   2,890,000      2,953,985
 Louisiana Office Facility Corp., Capital Facility Bonds, Statewide Lease, 7.75%, 12/01/10 .   3,400,000      3,748,738
 Louisiana Public Facilities Authority Revenue, Refunding, MBIA Insured,
 Alton Ochsner Medical Foundation Project, Series B, 6.50%, 5/15/22 ........................   3,500,000      3,769,290
 Xavier University of Louisiana Project, 5.25%, 9/01/27 ....................................   3,000,000      2,938,200
 New Orleans GO, Refunding, AMBAC Insured,
 6.125%, 10/01/16 ..........................................................................  10,275,000     11,027,438
 6.20%, 10/01/21 ...........................................................................   8,050,000      8,603,357
 Pointe Coupee Parish PCR, Refunding, Gulf States Utilities Co. Project, 6.70%, 3/01/13 ....   2,200,000      2,352,350
 Quachita Parish Hospital Service District No. 1 Revenue, Glenwood Regional Medical
 Center, Pre-Refunded, 7.50%, 7/01/21 ......................................................   4,000,000      4,431,000
bTerrebonne Parish Hospital Service District No. 1, Hospital Revenue, Refunding, Terrebonne
 General Medical Center Project,  5.375%, 4/01/23 ..........................................   2,500,000      2,457,750
 West Feliciana Parish PCR, Gulf Systems Utilities Co. Project,
 7.70%, 12/01/14 ...........................................................................   2,000,000      2,236,040
 7.00%, 11/01/15 ...........................................................................   3,050,000      3,360,643
 8.00%, 12/01/24 ...........................................................................  41,050,000     43,879,577
                                                                                                             ----------
                                                                                                            147,007,776
                                                                                                             ----------
BONDS (CONT.)
 MAINE .9%
 Bucksport Solid Waste Disposal Revenue, Champion International Corp.
 Project, 6.25%, 5/01/10 ................................................................... $ 5,000,000    $ 5,277,650
 Maine Financial Authority, Solid Waste Recycling Facilities Revenue,
 Great Northern Paper Co., Bowater Project, 7.75%, 10/01/22 ................................  29,300,000     32,710,227
 Maine State Health and Higher Education Facilities Authority Revenue,
 FSA Insured, Series B, 7.00%, 7/01/24 .....................................................   2,445,000      2,773,461
 Maine State Housing Authority, Mortgage Purchase,
 Series A-5, 6.20%, 11/15/16 ...............................................................   2,500,000      2,617,100
 Series C, 6.55%, 11/15/12 .................................................................   3,700,000      3,939,501
 Series C, 6.65%, 11/15/24 .................................................................   3,500,000      3,719,415
 Series D, 6.45%, 11/15/07 .................................................................   3,540,000      3,717,142
 Series D, 6.70%, 11/15/15 .................................................................   5,800,000      6,263,942
 Rumford PCR, Refunding, Boise Cascade Corp. Project, 6.625%, 7/01/20 ......................   4,800,000      5,189,424
                                                                                                              ---------
                                                                                                             66,207,862
                                                                                                              ---------
 MARYLAND 2.0%
 Gaithersburg Hospital Facilities Improvement Revenue, Shady Grove Hospital,
 Refunding & Improvement, FSA Insured, 6.00%, 9/01/21 ......................................  10,110,000     10,639,562
 Series A, Pre-Refunded, 8.25%, 9/01/21 ....................................................  43,225,000     49,276,932
 Maryland State Community Development Administration, Department of Housing
 and Community Development,
 MFHR, Mortgage Insured, Series G, 6.55%, 5/15/19 ..........................................   5,595,000      5,917,384
 SF, 7.25%, 4/01/27 ........................................................................     965,000      1,017,129
 Maryland State Health and Higher Educational Facilities Authority Revenue,
 Hartford Memorial Hospital and Fallston General Hospital,  8.50%, 7/01/14 .................   4,900,000      5,003,439
 Montgomery County Housing Opportunity Community, SFMR, Refunding,
 Series B, 6.625%, 7/01/28 .................................................................   6,500,000      6,866,535
 Takoma Park Hospital Facilities Revenue, Refunding, Washington Adventist
 Hospital, Series A, 8.25%, 9/01/21,
 Sub-Series 1, Pre-Refunded.................................................................  34,140,000     38,919,941
 Sub-Series 2...............................................................................  20,125,000     22,489,486
                                                                                                             ----------
                                                                                                            140,130,408
                                                                                                             ----------
 MASSACHUSETTS 2.6%
 Agawam Resource Recovery Revenue, Springfield Resource Recovery Project,
 Series 1986, 8.50%, 12/01/08 ..............................................................  10,340,000     10,572,960
 Massachusetts Health and Educational Facilities Authority Revenue, Notre Dame
 Health Care Center, Series A, 7.875%, 10/01/22 ............................................   2,310,000      2,482,904
 Massachusetts State Consolidated Loan,
 Series A, 7.50%, 6/01/04 ..................................................................   7,500,000      8,622,525
 Series D, Pre-Refunded, 7.00%, 7/01/07.....................................................   1,325,000      1,452,584
 Massachusetts State GO, Refunding, Series B, 6.50%, 8/01/08 ...............................   5,900,000      6,754,733
 Massachusetts State Health and Educational Facilities Authority Revenue,
 Framingham Union Hospital, Series B, Pre-Refunded, 8.50%, 7/01/20 .........................   9,020,000      9,979,457
 Melrose-Wakefield Hospital, Series B, Refunding, ETM, 6.35%, 7/01/06 ......................   1,100,000      1,239,953
 Sisters Providence Health System, Series A, Pre-Refunded, 6.50%, 11/15/08 .................   1,000,000      1,115,010
 Sisters Providence Health System, Series A, Pre-Refunded, 6.625%, 11/15/22 ................  12,050,000     13,484,312
 Massachusetts State HFA, HDA, Series D, FGIC Insured, 6.875%, 11/15/21 ....................   5,250,000      5,657,085
 Massachusetts State HFA, Housing Projects, Refunding, Series A,
 6.30%, 10/01/13 ...........................................................................  25,635,000     27,145,158
 6.375%, 4/01/21 ...........................................................................  24,750,000     26,240,940
 Massachusetts State HFA Revenue, SF, Series 41,
 6.30%, 12/01/14 ...........................................................................   6,250,000      6,690,563
 6.35%, 6/01/17 ............................................................................   5,750,000      6,124,670
 Massachusetts State HFA Revenue, SFMR, Series G, 8.10%, 12/01/14 ..........................   2,410,000      2,462,273
 Massachusetts State Housing Facilities Authority, FGIC Insured,
 Series C, 6.90%, 11/15/21 .................................................................   9,715,000     10,294,791
 Series D, 6.80%, 11/15/12 .................................................................     250,000        271,090
 Massachusetts State Industrial Finance Agency, Health Care Facilities Revenue,
 Jewish Geriatric Services, Inc., Series B,
 5.375%, 5/15/17 ...........................................................................   1,965,000      1,972,251
 5.50%, 5/15/27 ............................................................................   5,000,000      5,527,700
 Massachusetts State Industrial Finance Agency Revenue, D. Youville Senior Care,
 5.65%, 10/01/17 ...........................................................................   2,295,000      2,327,612
 5.70%, 10/01/27 ...........................................................................   7,375,000      7,479,578
 Massachusetts State Port Authority Revenue, Special Facilities, Bosfuel Project,
 MBIA Insured, 5.75%, 7/01/39 ..............................................................  11,750,000     11,971,840
 Bonds (cont.)
 Massachusetts (cont.)
 Plymouth County COP, Series A, 7.00%,
 4/01/12.................................................................................... $10,000,000   $ 11,076,500
 4/01/22....................................................................................   5,000,000      5,049,300
                                                                                                              ---------
                                                                                                            185,995,789
                                                                                                             ----------
 MICHIGAN 1.6%
 Battle Creek Tax Increment Finance Authority, Pre-Refunded, 7.40%, 5/01/16 ................   2,000,000      2,337,920
 Belding Area Schools, Refunding, FGIC Insured, 6.10%, 5/01/26 .............................   3,805,000      4,077,514
 Climax-Scotts Community Schools, Pre-Refunded, 6.35%, 5/01/23 .............................   2,445,000      2,717,593
 Detroit GO,
 Refunding, Series B, 6.375%, 4/01/06 ......................................................   7,265,000      7,884,632
 Refunding, Series B, 6.25%, 4/01/09 .......................................................     625,000        668,513
 Series A, Pre-Refunded, 6.70%, 4/01/10 ....................................................   4,550,000      5,171,712
 Detroit GO, Self-Insurance, Series A, 5.70%, 5/01/02 ......................................   2,250,000      2,325,983
 Detroit Sewage Disposal Revenue, Series A, MBIA Insured, 5.50%, 7/01/20 ...................  29,200,000     29,684,720
 Detroit/Wayne County Stadium Authority, FGIC Insured, 5.25%, 2/01/27 ......................   4,235,000      4,142,423
 Kalamazoo EDC Revenue, Refunding, Limited Obligation, Friendship Village,
 Series A, 6.25%, 5/15/27 ..................................................................   2,000,000      2,099,120
 Michigan State Building Authority Revenue, Series II, 6.25%, 10/01/20 .....................  15,650,000     16,509,185
 Michigan State HDA, Limited Obligation Revenue, Fraser
 Woods Project, FSA Insured, 6.625%, 9/15/19 ...............................................   2,500,000      2,677,825
 Rental Housing Revenue, Refunding, Series A, 6.60%, 4/01/12 ...............................   5,000,000      5,399,150
 Michigan State HDA, SFMR, Series A,
 6.45%, 12/01/14 ...........................................................................   2,000,000      2,139,540
 6.875%, 6/01/23 ...........................................................................   2,870,000      3,052,676
 Michigan State HFA Revenue, Presbyterian Villages Obligation Group,
 5.30%, 1/01/99 ............................................................................     200,000        201,048
 5.40%, 1/01/00 ............................................................................     310,000        313,838
 5.70%, 1/01/01 ............................................................................     310,000        316,005
 5.80%, 1/01/02 ............................................................................     355,000        364,234
 5.90%, 1/01/03 ............................................................................     325,000        336,170
 6.00%, 1/01/04 ............................................................................     390,000        405,857
 6.375%, 1/01/15 ...........................................................................     275,000        295,559
 6.40%, 1/01/15 ............................................................................   1,000,000      1,058,180
 6.50%, 1/01/25 ............................................................................   3,500,000      3,702,720
 Michigan State HFA Revenue, Refunding, Series A,
 Henry Ford Health, 5.25%, 11/15/25 ........................................................   5,000,000      4,858,150
 Hospital Genesys Regional Medical, 5.50%, 10/01/18 ........................................   4,500,000      4,427,685
 Hospital Genesys Regional Medical, 5.50%, 10/01/27 ........................................   5,000,000      4,866,900
                                                                                                              ---------
                                                                                                            112,034,852
                                                                                                              ---------
 MINNESOTA 2.1%
 Cloquet PCR, Refunding, Potlach Corp. Projects, 5.90%, 10/01/26............................   9,100,000      9,509,591
 Dakota County Housing, RDA, Limited Annual Appropriation Tax and Revenue,
 Development Housing Facilities Project,
 7.25%, 1/01/99 ............................................................................     600,000        604,644
 7.25%, 1/01/00 ............................................................................     645,000        656,333
 7.25%, 1/01/01 ............................................................................     695,000        712,361
 7.50%, 1/01/06 ............................................................................   3,930,000      4,066,096
 8.00%, 1/01/07 ............................................................................   2,140,000      2,199,342
 International Falls PCR, Refunding, Boise Cascade Corp. Project, 5.65%, 12/01/22 ..........   3,500,000      3,532,375
 Minneapolis CDA and St. Paul Housing RDA, Homeownership Mortgage Revenue,
 Joint Housing Program, FGIC Insured,  9.875%, 12/01/15 ....................................       5,000          5,004
 Minnesota Agricultural and Economic Development Board Revenue, Refunding,
 Health Care System, Fairview Hospital,  Series A, MBIA Insured, 5.75%, 11/15/26 ...........  25,810,000     26,983,065
 Minnesota State HFA, SFM, Series D-1,
 6.45%, 7/01/11 ............................................................................   3,505,000      3,746,495
 6.50%, 1/01/17 ............................................................................   1,380,000      1,467,865

 BONDS (CONT.)
 MINNESOTA (CONT.)
 Minnesota State Higher Educational Facilities Authority Revenue, University
 Saint Thomas, Series Four-P,
 5.375%, 4/01/18 ...........................................................................   $ 525,000      $ 525,567
 5.40%, 4/01/23 ............................................................................     580,000        579,176
 Minnetonka MFR, Rental Housing, Ridgepointe Housing Project, Phase II, 8.00%, 5/15/22 .....  11,230,000     11,506,820
 Red Wing Housing, RDA, Jordan Tower II Project, 7.00%, 1/01/19 ............................   1,500,000      1,592,910
bRochester Health Care Facilities Revenue, Mayo Foundation, Series A, 5.50%, 11/15/27 ......  29,000,000     28,957,370
 Roseville MFR, Rental Housing, Rosepointe No. 1 Project, 8.00%, 10/01/18 ..................  13,785,000     14,144,651
 St. Louis Park EDA, Tax Increment Revenue, Refunding, FGIC Insured,
 Pre-Refunded, 8.40%, 9/01/09 ..............................................................   6,000,000      6,857,580
 St. Paul Port Authority,
 Energy Park, Tax Increment Revenue, Refunding, Pre-Refunded, 8.00%, 12/01/07 ..............   3,500,000      3,652,810
 IDR, Bandana Square, Series C, 7.70%, 12/01/00 ............................................     230,000        228,852
 IDR, Bandana Square, Series C, 7.70%, 12/01/01 ............................................     255,000        252,738
 IDR, Bandana Square, Series C, 7.70%, 12/01/02 ............................................     270,000        268,515
 IDR, Bandana Square, Series C, 7.70%, 12/01/07 ............................................   1,690,000      1,499,368
 IDR, Bandana Square, Series C, 7.80%, 12/01/12 ............................................   3,465,000      2,939,914
 IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/98 ................................     445,000        445,009
 IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/99 ................................     480,000        480,326
 IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/00 ................................     515,000        515,613
 IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/01 ................................     550,000        550,919
 IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/02 ................................     595,000        596,255
 IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/03 ................................     640,000        641,613
 IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/04 ................................     685,000        686,987
 IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/05 ................................     740,000        747,430
 IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/06 ................................     795,000        803,117
 IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/07 ................................     855,000        863,730
 IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/08 ................................     915,000        924,342
 IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/09 ................................     670,000        676,841
 IDR, Refunding, Common Bond Fund, Series C, Fort Road Medical Center, 7.95%, 9/01/01 ......     140,000        138,635
 IDR, Refunding, Common Bond Fund, Series C, Fort Road Medical Center, 7.95%, 9/01/02 ......     155,000        153,982
 IDR, Refunding, Common Bond Fund, Series C, Fort Road Medical Center, 7.95%, 9/01/10 ......   1,705,000      1,485,055
 IDR, Refunding, Common Bond Fund, Series F, Ideal Security Hardware Corp., 8.00%, 12/01/01      105,000        104,041
 IDR, Refunding, Common Bond Fund, Series F, Ideal Security Hardware Corp., 8.00%, 12/01/02      115,000        114,327
 IDR, Refunding, Common Bond Fund, Series F, Ideal Security Hardware Corp., 8.00%, 12/01/12    1,790,000      1,546,256
 Washington County Housing RDA,
 Housing Development Revenue, Orleans Apartments, Project A, 8.25%, 7/01/21 ................   3,000,000      3,072,840
 Housing Development Revenue, Raymie Johnson Apartments, Pre-Refunded, 7.70%, 12/01/19 .....   5,210,000      5,880,058
 Pooled Housing and Redevelopment, 7.20%, 1/01/22 ..........................................   5,885,000      6,294,066
                                                                                                              ---------
                                                                                                            153,210,884
                                                                                                              ---------
 MISSISSIPPI .7%
 Claiborne County PCR, Refunding, Systems Energy Resources, Inc.,
 7.30%, 5/01/25 ............................................................................   5,700,000      6,028,491
 6.20%, 2/01/26 ............................................................................  36,500,000     37,427,100
 Mississippi Home Corp., SFR, Refunding, Senior Series A, FGIC Insured, 9.25%, 3/01/12 .....   1,385,000      1,482,809
 Mississippi State Educational Facilities Authority Revenue, Private Nonprofit
 Institutions of Higher Learning, Tougaloo College Project, Series A, 6.50%, 6/01/18 .......   2,390,000      2,453,741
 47,392,141
 Missouri .3%
 Hazelwood IDA, MFHR, Refunding, Lakes Apartments Project, Series A, 6.10%, 9/20/26 ........   3,000,000      3,116,580
 Missouri State Health and Educational Facilities Authority Revenue,
 Series B, MBIA Insured, 6.25%, 2/15/12 ....................................................   5,000,000      5,336,300
 Sisters of St. Mary's Health Care Project, BIG Insured, Pre-Refunded, 7.75%, 6/01/16 ......   3,750,000      3,835,688
 St. Louis Parking Facilities Revenue, Pre-Refunded, 6.625%, 12/15/21 ......................   6,000,000      6,662,760
 West Plains IDA, Hospital Revenue, Ozarks Medical Center Project, Series A,
 Pre-Refunded 8.625%, 9/15/20 ..............................................................   3,550,000      3,945,754
                                                                                                              ---------
                                                                                                             22,897,082
                                                                                                              ---------
BONDS (CONT.)
 MONTANA .8%
 Forsyth County PCR,
 Puget Sound Power and Light Co. Project, AMBAC Insured, 6.80%, 3/01/22 .................... $10,000,000   $ 10,860,400
 Refunding, The Montana Power Co. Colstrip Project, Series A, 6.125%, 5/01/23 ..............   3,250,000      3,389,458
 Refunding, The Montana Power Co., Series B, AMBAC Insured, 5.90%, 12/01/23 ................   4,225,000      4,492,147
 Refunding, The Montana Power Co., Series B, MBIA Insured, 5.90%, 12/01/23 .................  20,385,000     21,673,944
 Montana State Health Facilities Authority Revenue, Montana Developmental
 Center Project, 6.40%, 6/01/19 ............................................................   2,000,000      2,156,040
 Montana State Health Facilities Authority Revenue, Sisters of Charity Leavenworth,
 MBIA Insured, 5.125%, 12/01/18 ............................................................   5,000,000      4,909,400
 Montana State Housing Board, Refunding, SF Program,
 Series A, 6.50%, 12/01/22 .................................................................   2,835,000      2,986,247
 Series B-1, 6.25%, 12/01/21 ...............................................................   6,720,000      7,111,306
                                                                                                              ---------
                                                                                                             57,578,942
                                                                                                              ---------
 NEBRASKA .2%
 Lancaster County Hospital Authority No. 1, Hospital Revenue, Bryan Memorial Project,
 Series B, MBIA Insured, 5.375%, 6/01/22 ...................................................   6,500,000      6,502,535
 Nebraska Investment Financial Authority, 7.00%, 11/01/09 ..................................   5,885,000      6,003,230
                                                                                                              ---------
                                                                                                             12,505,765
                                                                                                              ---------
 NEVADA 3.4%
 Churchill County Health Care Facilities Revenue, Western Health Network,
 Series A, MBIA Insured, 6.25%, 1/01/14.....................................................   2,000,000      2,158,100
 Clark County Airport System Improvement Revenue, Pre-Refunded, 8.25%, 7/01/15 .............  17,500,000     17,962,525
 Clark County HFC, MFHR, FHA Insured, 7.75%, 7/01/23 .......................................   5,075,000      5,261,100
 Clark County IDR,
 Nevada Power Co. Project, Series A, 5.90% 11/01/32 ........................................   2,600,000      2,626,442
 Refunding, Nevada Power Co. Project, Series B, 5.90%, 10/01/30 ............................  15,000,000     15,134,700
 Refunding, Nevada Power Co. Project, Series C, 7.20%, 10/01/22 ............................  12,500,000     13,780,875
 Southwest Gas Corp., Series A, 7.30%, 9/01/27 .............................................  18,080,000     19,976,230
 Southwest Gas Corp., Series A, 6.50%, 12/01/33 ............................................  10,000,000     10,776,700
 Southwest Gas Corp., Series B, 7.50%, 9/01/32 .............................................  62,470,000     69,244,247
 Humboldt County PCR, Refunding, Sierra Pacific Power Co., Series A,
 AMBAC Insured, 6.30%, 7/01/22 .............................................................   4,500,000      4,802,220
 Nevada Housing Division, Multi-Unit Housing Revenue, Issue B, 6.55%, 10/01/25..............   5,405,000      5,828,644
 Nevada Housing Division, Refunding, Issue C-2, 6.75%, 10/01/26.............................   8,190,000      8,779,926
 Nevada Housing Division, SF Program,
 Issue A, FI/GML, 8.30%, 10/01/19 ..........................................................   2,950,000      3,210,898
 Issue A-2, FI/GML, 8.375%, 10/01/19 .......................................................   2,605,000      2,848,698
 Refunding, Program A-1, 6.25%, 10/01/26 ...................................................   3,870,000      4,086,797
 Nevada State Colorado River, Series 1994, Pre-Refunded, 6.50%, 7/01/24 ....................  15,915,000     17,729,628
 Nevada State Municipal Bond Bank Project No. 40-41-A, ETM, 6.375%, 12/01/17 ...............  10,275,000     11,325,516
 Reno RDA, Tax Allocation,
 Downtown Redevelopment Project, Series C, Pre-Refunded, 7.75%, 9/01/05 ....................   2,695,000      2,951,375
 Downtown Redevelopment Project, Series D, 7.625%, 9/01/16 .................................   4,255,000      4,617,781
 Downtown Redevelopment Project, Series D, Pre-Refunded, 7.625%, 9/01/16....................   4,035,000      4,474,290
 Refunding, Series A, 6.20%, 6/01/18 .......................................................   3,000,000      3,096,630
 Washoe County Gas and Water Facilities Revenue, Refunding, AMBAC Insured, 6.30%, 12/01/14 .   5,000,000      5,378,900
 Washoe County Hospital Facility Revenue, Washoe Medical Center, Inc. Project,
 Series A, AMBAC Insured, 6.25%, 6/01/13 ...................................................   9,295,000     10,126,345
                                                                                                             ----------
                                                                                                            246,178,567
                                                                                                             ----------
 NEW HAMPSHIRE 1.7%
 Nashua Housing Authority, MFR, Refunding, Clocktower Project,
 FGIC Insured, 6.25%, 6/20/33 ..............................................................   6,176,000      6,488,876
 New Hampshire Higher Education and Health Facilities Authority Revenue,
 Kendal at Hanover Project, Pre-Refunded, 8.00%, 10/01/19 ..................................   9,410,000     10,090,155
 New Hampshire Catholic Charities, 5.80%, 8/01/22 ..........................................   1,000,000      1,008,110
 Rivier College, 5.60%, 1/01/28 ............................................................   4,590,000      4,437,658
 St. Joseph Hospital, 7.50%, 1/01/16 .......................................................   2,300,000      2,475,490
 The Hitchcock Clinic, MBIA Insured, 6.00%, 7/01/27 ........................................   4,275,000      4,516,837
 New Hampshire State HFA,
 MFHR, Series 1, 7.10%, 1/01/14 ............................................................   4,920,000      5,204,081
 SF Residential, Series A, 8.50%, 7/01/14 ..................................................   3,515,000      3,627,621

 BONDS (CONT.)
 NEW HAMPSHIRE (CONT.)
 NEW HAMPSHIRE STATE HFA, (CONT.)
 SFMR, Series E, 6.75%, 7/01/19 ............................................................ $ 6,360,000    $ 6,886,099
 SFMR, Series E, 6.80%, 7/01/25 ............................................................   4,755,000      5,147,573
 New Hampshire State IDA, Pollution Control Public Service Co., 5/01/21,
 Project A, 7.65%...........................................................................   6,870,000      7,316,275
 Project B, 7.50%...........................................................................  50,690,000     53,992,454
 Project C, 7.65%...........................................................................   7,450,000      7,933,952
                                                                                                              ---------
                                                                                                            119,125,181
                                                                                                             ----------
 NEW JERSEY .3%
 Mercer County Improvement Authority, Refunding, Solid Waste, 5.75%, 9/15/16 ...............   2,500,000      2,640,850
 New Jersey Health Care Facilities, Financing Authority Revenue,
 Cathedral Health Service, Pre-Refunded, 7.25%, 2/15/21 ....................................   3,975,000      4,349,207
 Community Memorial Hospital Association, Series C, Pre-Refunded, 8.00%, 7/01/14 ...........     900,000        923,733
 Refunding, Cathedral Health Services, MBIA Insured, 5.25%, 8/01/21 ........................   7,865,000      7,812,069
 Zurbrugg Memorial Hospital Issue, Series C, 8.50%, 7/01/12 ................................   4,150,000      4,214,242
                                                                                                              ---------
                                                                                                             19,940,101
                                                                                                             ----------
 NEW MEXICO .9%
 Farmington PCR, Refunding, Public Service Co. of New Mexico, Series A,
 AMBAC Insured, 6.375%, 12/15/22 ...........................................................  10,435,000     11,256,548
 Lordsburg PCR, Refunding, Phelps Dodge Corp. Project, 6.50%, 4/01/13 ......................  17,000,000     18,455,880
 New Mexico State Mortgage Financial Authority, SFM, Refunding, Series A, 6.85%, 7/01/10 ...  13,875,000     14,782,564
 University of New Mexico Revenue, Series 1989, Pre-Refunded, 7.90%, 6/01/19 ...............  17,000,000     18,023,400
                                                                                                             ----------
                                                                                                             62,518,392
                                                                                                             ----------
 NEW YORK 16.8%
 MTA Revenue,
 bCommuter Facilities, Series A, 5.25%, 7/01/28 ............................................   5,000,000      4,809,450
 Commuter Facilities, Series A, FGIC Insured, 6.00%, 7/01/16 ...............................   8,950,000      9,655,260
 Commuter Facilities, Series A, FGIC Insured, 6.00%, 7/01/21 ...............................   9,225,000      9,876,008
 Commuter Facilities, Series A, FGIC Insured, 6.10%, 7/01/26 ...............................  11,050,000     11,916,541
 Commuter Facilities, Series C-1, FGIC Insured, 5.375%, 7/01/27 ............................  10,000,000     10,011,700
 Dedicated Tax Fund, Series A, MBIA Insured, 5.25%, 4/01/26 ................................  11,125,000     10,948,224
 Refunding, Transit Facilities, Series M, 6.00%, 7/01/14 ...................................  18,210,000     18,741,004
 Service Contract, Transit Facilities, Series 6, Pre-Refunded, 7.00%, 7/01/09 ..............   3,000,000      3,293,550
 Transit Facilities, Refunding, Service Contract, Series 8, 5.375%, 7/01/21 ................  15,000,000     14,697,150
 Transit Facilities, Series A, FSA Insured, 6.00%, 7/01/16 .................................   3,630,000      3,913,031
 Transit Facilities, Series A, FSA Insured, 6.10%, 7/01/21 .................................   6,260,000      6,750,909
 Transit Facilities, Series C-1, 5.625%, 7/01/27 ...........................................  10,800,000     10,901,520
 New Rochelle IDA, Civic Facilities Revenue, College of New Rochelle Project,
 6.625%, 7/01/12............................................................................   1,245,000     1,320,447
 New York City GO,
 Refunding, Series B, 6.20%, 8/15/06 .......................................................   1,500,000      1,634,340
 Refunding, Series B, 6.30%, 8/15/08 .......................................................  26,875,000     29,066,925
 Refunding, Series B, 6.375%, 8/15/10 ......................................................  21,740,000     23,542,463
 Refunding, Series E, 5.75%, 2/15/09........................................................   8,500,000      8,867,965
 Refunding, Series F, 6.00%, 8/01/13 .......................................................  14,000,000     15,054,760
 Refunding, Series F, 5.25%, 8/01/15 .......................................................  20,580,000     20,121,683
 Refunding, Series H, 6.25%, 8/01/15 .......................................................  13,035,000     13,881,493
 Refunding, Series H, 6.125%, 8/01/25 ......................................................  65,785,000     70,207,726
 Refunding, Series H, Sub-Series H-1, 6.125%, 8/01/11 ......................................   5,000,000      5,358,500
 Refunding, Series J, 6.00%, 8/01/21 .......................................................  28,260,000     29,524,635
 Series A, 6.125%, 8/01/06 .................................................................  14,500,000     15,636,800
 Series A, 6.20%, 8/01/07 ..................................................................  21,810,000     23,484,790
 Series A, 6.25%, 8/01/08 ..................................................................   4,390,000      4,726,494
Series A, 7.75%, 8/15/13....................................................................     485,000        537,676
 Series A, 7.75%, 8/15/14 ..................................................................     245,000        271,215
 Series A, 6.25%, 8/01/16 ..................................................................   3,280,000      3,489,986
 Series A, 7.75%, 8/15/17 ..................................................................     105,000        115,999

 BONDS (CONT.)
 NEW YORK (CONT.)
 NEW YORK CITY GO, (CONT.)
 Series A, 8.00%, 8/15/20 ..................................................................     $ 5,000        $ 5,574
 Series A, 8.00%, 8/15/21 ..................................................................      15,000         16,650
 Series A, Pre-Refunded, 8.00%, 3/15/12 ....................................................   1,000,000      1,083,030
 Series A, Pre-Refunded, 8.00%, 3/15/13 ....................................................   1,850,000      2,003,606
 Series A, Pre-Refunded, 7.75%, 8/15/13.....................................................   4,325,000      4,846,768
 Series A, Pre-Refunded, 8.00%, 3/15/14 ....................................................  13,400,000     14,512,602
 Series A, Pre-Refunded, 8.00%, 3/15/15 ....................................................   1,115,000      1,207,578
 Series A, Pre-Refunded, 8.00%, 3/15/16 ....................................................   3,000,000      3,249,090
 Series A, Pre-Refunded, 6.25%, 8/01/16 ....................................................   1,720,000      1,863,138
 Series A, Pre-Refunded, 8.00%, 3/15/17 ....................................................  11,660,000     12,628,130
 Series A, Pre-Refunded, 7.75%, 8/15/17 ....................................................   3,180,000      3,558,452
 Series B, 8.00%, 6/01/98...................................................................      15,000         15,043
 Series B, 8.25%, 6/01/02 ..................................................................     205,000        229,122
 Series B, 7.50%, 2/01/04 ..................................................................  10,000,000     11,060,300
 Series B, 8.25%, 6/01/05 ..................................................................   1,000,000      1,202,110
 Series B, 7.50%, 10/01/11 .................................................................     190,000        200,826
 Series B, 7.50%, 10/01/12 .................................................................     630,000        665,627
 Series B, 6.75%, 10/01/15 .................................................................      50,000         54,603
 Series B, 6.75%, 10/01/17 .................................................................   1,300,000      1,411,007
 Series B, 7.00%, 2/01/19 ..................................................................  15,000,000     16,352,550
 Series B, 6.00%, 8/15/26 ..................................................................   2,000,000      2,082,280
 Series B, ETM, 8.00%, 6/01/98..............................................................   1,420,000      1,424,317
 Series B, ETM, 8.00%, 6/01/01 .............................................................   3,000,000      3,320,670
 Series B, Pre-Refunded, 8.25%, 6/01/02 ....................................................   4,295,000      4,841,324
 Series B, Pre-Refunded, 7.50%, 10/01/11 ...................................................   6,810,000      7,233,650
 Series B, Pre-Refunded, 7.50%, 10/01/12 ...................................................  10,355,000     10,999,185
 Series B, Pre-Refunded, 6.75%, 10/01/15 ...................................................   9,250,000     10,225,968
 Series B, Sub-Series B-1, Pre-Refunded, 7.00%, 8/15/16.....................................   3,000,000      3,437,460
 Series B-1, Pre-Refunded, 7.30%, 8/15/11 ..................................................   8,000,000      9,272,960
 Series C, 7.25%, 8/15/24 ..................................................................   3,540,000      3,820,934
 Series C, Pre-Refunded, 7.25%, 8/15/24 ....................................................   1,305,000      1,423,494
 Series C, Sub-Series C-1, 7.00%, 8/01/17 ..................................................     145,000        159,396
 Series C, Sub-Series C-1, 7.00%, 8/01/18 ..................................................   1,705,000      1,874,272
 Series C, Sub-Series C-1, Pre-Refunded, 7.00%, 8/01/17 ....................................   1,785,000      1,988,454
 Series D, 8.00%, 8/01/99 ..................................................................   1,760,000      1,843,442
 Series D, 7.30%, 2/01/01 ..................................................................   2,860,000      3,065,434
 Series D, 8.25%, 8/01/13 ..................................................................     145,000        162,758
 Series D, 8.25%, 8/01/14 ..................................................................      85,000         95,273
 Series D, 7.625%, 2/01/15 .................................................................     700,000        777,693
 Series D, 7.50%, 2/01/16 ..................................................................     255,000        282,407
 Series D, 8.00%, 8/01/16 ..................................................................      50,000         55,703
 Series D, 7.50%, 2/01/17 ..................................................................     865,000        956,093
 Series D, 8.00%, 8/01/17 ..................................................................     100,000        111,374
 Series D, 8.00%, 8/01/18 ..................................................................      50,000         55,687
 Series D, 8.00%, 8/01/19 ..................................................................      30,000         33,412
 Series D, 6.00%, 2/15/25 ..................................................................  31,300,000     32,605,210
 Series D, ETM, 8.00%, 8/01/99 .............................................................     240,000        251,765
 Series D, ETM, 7.30%, 2/01/01 .............................................................   2,140,000      2,304,010
 Series D, Group B, 8.25%, 8/01/11..........................................................     160,000        179,286
 Series D, Group B, 8.25%, 8/01/12 .........................................................     245,000        274,611
 Series D, Pre-Refunded, 8.25%, 8/01/12 ....................................................  10,880,000     12,325,190
 Series D, Pre-Refunded, 8.25%, 8/01/13 ....................................................   7,605,000      8,615,172
 Series D, Pre-Refunded, 8.25%, 8/01/14 ....................................................   4,255,000      4,813,256
 Series D, Pre-Refunded, 7.625%, 2/01/15 ...................................................   8,300,000      9,333,848
 Series D, Pre-Refunded, 7.50%, 2/01/16 ....................................................   4,745,000      5,315,776
 Series D, Pre-Refunded, 7.50%, 2/01/17 ....................................................  11,135,000     12,474,429

BONDS (CONT.)
 NEW YORK (CONT.)
 NEW YORK CITY GO, (CONT.)
 Series E, 6.50%, 12/01/12 .................................................................   $ 135,000      $ 137,248
 Series E, 6.00%, 8/01/26 ..................................................................   3,000,000      3,137,460
 Series E, Pre-Refunded, 6.50%, 12/01/12 ...................................................   2,475,000      2,516,927
 Series F, 8.20%, 11/15/04 .................................................................     835,000        941,346
 Series F, 6.50%, 2/15/07 ..................................................................   4,185,000      4,574,163
 Series F, 6.50%, 2/15/08 ..................................................................   1,220,000      1,339,353
 Series F, 6.60%, 2/15/10 ..................................................................  10,070,000     11,051,523
 Series F, 8.25%, 11/15/15 .................................................................     160,000        180,747
 Series F, 8.25%, 11/15/17 .................................................................     200,000        226,004
 Series F, Pre-Refunded, 8.20%, 11/15/04 ...................................................   4,500,000      5,134,725
 Series F, Pre-Refunded, 6.50%, 2/15/07 ....................................................   3,865,000      4,328,491
 Series F, Pre-Refunded, 6.50%, 2/15/08 ....................................................   6,320,000      7,077,894
 Series F, Pre-Refunded, 6.60%, 2/15/10 ....................................................   5,930,000      6,675,342
 Series F, Pre-Refunded, 8.25%, 11/15/15 ...................................................   1,840,000      2,102,513
 Series F, Pre-Refunded, 8.25%, 11/15/17 ...................................................   2,300,000      2,628,141
 Series G, 6.00%, 10/15/26 .................................................................  15,335,000     16,018,941
 Series H, 7.10%, 2/01/12 ..................................................................     330,000        360,637
 Series H, 7.20%, 2/01/14 ..................................................................   1,040,000      1,140,454
 Series H, 7.00%, 2/01/16 ..................................................................     340,000        370,780
 Series H, Pre-Refunded, 7.10%, 2/01/12 ....................................................   2,670,000      2,949,816
 Series H, Pre-Refunded, 7.20%, 2/01/14 ....................................................   8,960,000      9,929,562
 Series H, Pre-Refunded, 7.00%, 2/01/16 ....................................................   3,660,000      4,031,087
 Series H, Sub-Series H-1, 6.125%, 8/01/09 .................................................  11,750,000     12,540,305
 Series I, 6.25%, 4/15/13 ..................................................................  36,610,000     39,208,578
 Series I, 6.25%, 4/15/27 ..................................................................   7,000,000      7,496,860
 New York City Health and Hospital Authority Local Government Revenue, Series A,
 6.00%, 2/15/07 ............................................................................   5,010,000      5,273,977
 6.30%, 2/15/20 ............................................................................  18,235,000     19,112,104
 New York City IDA, Industrial Development Revenue, Brooklyn Navy Yard Cogeneration Partners,
 5.65%, 10/01/28 ...........................................................................   5,000,000      4,999,650
 5.75%, 10/01/36 ...........................................................................   5,750,000      5,800,428
 New York City Municipal Water Finance Authority, Water and Sewer System Revenue,
 Series A, 7.10%, 6/15/12 ..................................................................   2,455,000      2,680,516
 Series A, 7.00%, 6/15/15 ..................................................................   4,980,000      5,407,931
 Series B, 5.875%, 6/15/26 .................................................................   6,500,000      6,819,540
 Series B, 5.75%, 6/15/29 ..................................................................  15,000,000     15,617,400
 Series B, MBIA Insured, 5.75%, 6/15/26 ....................................................   3,000,000      3,160,620
 Series B, Pre-Refunded, 7.00%, 6/15/19 ....................................................   2,965,000      3,019,941
 New York State Dormitory Authority Lease Revenue, State University Dormitory
 Facilities, 5.50%, 7/01/27 ................................................................   8,915,000      9,016,720
 New York State Dormitory Authority Revenue,
 City University General Resources, Series 2, MBIA Insured, 6.25%, 7/01/19 .................   4,000,000      4,240,080
 City University System Consolidation, Series 1, 5.375%, 7/01/24 ...........................  23,000,000     22,601,870
 City University System Consolidation, Third Issue-1, 5.25%, 7/01/25 .......................  10,000,000      9,608,000
 City University System, Third Generation Resources, Series 2, 6.00%, 7/01/20 ..............  16,860,000     17,601,166
 Mental Health Services Facilities, Series A, 6.00%, 8/15/17 ...............................  18,000,000     19,037,880
 Mental Health Services Facilities, Series A, 5.75%, 2/15/27 ...............................   5,000,000      5,120,550
 Our Lady Nursing Home, FHA Insured, 5.90%, 8/01/20 ........................................   6,750,000      7,077,375
 Refunding, City University System, Third Generation Resources, Series 2, 6.00%, 7/01/26 ...   5,500,000      5,728,690
 Refunding, City University System, Third Generation Resources, Series 2,
 Pre-Refunded, 6.00%, 7/01/26 ..............................................................  14,150,000     15,678,766
 Refunding, State University Educational Facilities, Series B, 7.375%, 5/15/14 .............   4,240,000      4,556,262
 Refunding, State University Educational Facilities, Series B, 7.00%, 5/15/16 ..............   2,000,000      2,129,160
 Saint Barnabas Hospital, 5.35%, 8/01/17 ...................................................   5,500,000      5,533,990
 Second Hospital, Interfaith Medical Center, Series D, 5.30%, 2/15/19 ......................   5,000,000      4,852,500
 Second Hospital, Interfaith Medical Center, Series D, 5.40%, 2/15/28 ......................   8,000,000      7,814,000
 State University Educational Facilities, Pre-Refunded, 6.00%, 5/15/18 .....................   5,000,000      5,534,750

 BONDS (CONT.)
 NEW YORK (CONT.)
 New York State Energy Research and Development Authority, Electric Facilities Revenue, Series A,
 Long Island Light, 7.15%, 6/01/20 ......................................................... $17,500,000   $ 19,127,500
 Long Island Light, 7.15%, 2/01/22 .........................................................   1,500,000      1,639,500
 Refunding, Consolidated Edison Co., Inc., 6.10%, 8/15/20 ..................................   8,500,000      9,084,715
 New York State HFA, Refunding, Health Facilities, New York City, Series A, 5.90%, 5/01/05 .  14,070,000     14,877,055
 New York State HFA, Refunding, Housing Project Mortgage, Series A, FSA Insured,
 6.10%, 11/01/15 ...........................................................................   5,475,000      5,798,189
 6.125%, 11/01/20 ..........................................................................   4,230,000      4,471,025
 New York State HFA, Service Contract Revenue,
 Refunding, Series C, 5.875%, 9/15/14 ......................................................   4,675,000      4,828,106
 Refunding, Series C, 6.125%, 3/15/20 ......................................................  25,500,000     26,561,565
 Refunding, Series C, 5.50%, 9/15/22 .......................................................  17,505,000     17,503,600
 Series A, 6.375%, 9/15/14 .................................................................      25,000         26,890
 Series A, 6.375%, 9/15/16 .................................................................   3,785,000      4,048,739
 Series A, Pre-Refunded, 6.375%, 9/15/14 ...................................................   3,130,000      3,507,697
 Series A, Pre-Refunded, 6.50%, 3/15/25 ....................................................  10,000,000     11,384,800
 New York State Medical Care Facilities, Financial Agency Revenue,
 Hospital and Nursing Home, FSA Mortgage Insured, 6.50%, 2/15/34 ...........................   6,980,000      7,494,635
 Hospital Mortgage, Series A, AMBAC Insured, Pre-Refunded, 6.50%, 8/15/29 ..................   7,600,000      8,591,192
 Refunding, Hospital and Nursing Home, FSA Mortgage Insured, 6.40%, 8/15/14 ................  10,800,000     11,824,704
 The Hospital for Special Surgery, Series A, 6.375%, 8/15/24 ...............................  12,500,000     13,513,875
bNew York State Tollway Authority, General Revenue, Series D, 5.375%, 1/01/27 ..............   5,000,000      4,981,450
 New York State Tollway Authority, Service Contract Revenue, Local Highway and Bridge,
 6.25%, 4/01/14 ............................................................................  11,600,000     12,433,112
 5.75%, 4/01/16 ............................................................................  13,200,000     13,601,148
 New York State Urban Development Corp., Correctional Capital Facilities,
 Series 5, 6.10%, 1/01/12...................................................................   7,685,000      8,123,122
 New York State Urban Development Corp. Revenue, Youth Facilities, 6.00%, 4/01/17 ..........  11,720,000     12,332,604
 Warren and Washington Counties IDA Revenue, Refunding, Adirondack Resource
 Recovery Project, Series A, 7.90%, 12/15/07 ...............................................   4,490,000      4,669,465
                                                                                                          -------------
                                                                                                          1,201,107,694
                                                                                                          -------------
 NORTH CAROLINA 2.6%
 Charlotte-Mecklenberg Hospital Authority, Health Care System Revenue,
 5.90%, 1/15/16 ............................................................................   7,010,000      7,428,567
 Pre-Refunded, 5.90%, 1/15/16 ..............................................................   2,890,000      3,171,631
 Series A, 5.875%, 1/15/26 .................................................................   5,000,000      5,226,850
 North Carolina Eastern Municipal Power Agency, Power System Revenue,
 Refunding, Series A, 6.50%, 1/01/17 .......................................................  25,700,000     27,284,919
 Refunding, Series A, 6.50%, 1/01/24 .......................................................   3,250,000      3,284,320
 Refunding, Series B, 6.25%, 1/01/12 .......................................................   6,875,000      7,119,819
 Refunding, Series B, 6.00%, 1/01/22 .......................................................   1,250,000      1,314,988
 Refunding, Series B, 6.25%, 1/01/23 .......................................................  39,030,000     42,395,557
 Refunding, Series B, FGIC Insured, 6.25%, 1/01/23 .........................................   4,000,000      4,315,440
 Refunding, Series B, MBIA Insured, 5.80%, 1/01/16 .........................................  11,175,000     11,811,081
 Refunding, Series B, MBIA Insured, 5.875%, 1/01/21 ........................................  13,325,000     14,052,545
 Series B, 6.00%, 1/01/05 ..................................................................   1,355,000      1,430,799
 Series D, 5.875%, 1/01/13 .................................................................   7,440,000      7,613,873
 Series G, 5.75%, 12/01/16 .................................................................  14,420,000     14,586,407
 North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue, Refunding,
 5.75%, 1/01/15 ............................................................................  12,435,000     12,479,144
 Series 1982, 6.25%, 1/01/17 ...............................................................  15,620,000     16,495,501
 Wake County IPC, Financing Authority Revenue, Carolina Power and Light, 6.90%, 4/01/09 ....   5,000,000      5,323,550
                                                                                                              ---------
                                                                                                            185,334,991
                                                                                                              ---------
 NORTH DAKOTA .4%
 Dickinson Health Care Facilities Revenue, BHS Long-Term Care, Inc., 7.625%, 2/15/20 .......   7,750,000      8,177,258
 Ellendale MFHR, Ellendale Manor Apartments Project, 9.75%, 7/01/16 ........................     310,000        310,831

 BONDS (CONT.)
 NORTH DAKOTA (CONT.)
 Mercer County PCR, Basin Electric Power Corp.,
 Second Series, AMBAC Insured, 6.05%, 1/01/19 .............................................. $ 9,130,000    $ 9,835,475
 Series E, 7.00%, 1/01/19 ..................................................................  11,540,000     12,050,299
 Wahpeton MFHR, Evergreen Apartments Project, 9.75%, 7/01/16 ...............................     757,000        759,104
                                                                                                              ---------
                                                                                                             31,132,967
                                                                                                              ---------
 OHIO 1.6%
 Dayton Special Facilities Revenue, Refunding, Emery Air Freight Corp.,
 Emery Worldwide Air, Inc., Series E, 6.05%, 10/01/09 ......................................   4,000,000      4,320,280
 Emery Worldwide Air, Inc., Series F, 6.05%, 10/01/09 ......................................   2,750,000      2,970,193
 bSeries A, 5.625%, 2/01/18 ................................................................   6,000,000      6,120,900
 Franklin County Convention Facilities Authority, Tax and Lease Revenue
 Anticipation Bonds, MBIA Insured, 5.00%, 12/01/27 .........................................   7,500,000      7,165,500
 Franklin County Nursing Home, First Mortgage Revenue, Volunteers of
 America Care Facilities Project, 8.75%, 11/01/18 ..........................................   2,775,000      2,862,218
 Montgomery County Health Systems Revenue,
 Franciscan Facility, Series B-2, 8.10%, 7/01/01 ...........................................   1,800,000      1,916,010
 Franciscan Medical Center-Dayton, 5.50%, 7/01/18 ..........................................   1,995,000      1,973,274
 Refunding, Franciscan at Saint Leonard, 5.50%, 7/01/18 ....................................   3,625,000      3,589,874
 Series B-2, 8.10%, 7/01/18 ................................................................   3,705,000      4,416,323
 Series B-2, Pre-Refunded, 8.10%, 7/01/18 ..................................................   8,295,000     10,364,520
 Montgomery County Hospital Revenue, Refunding, Grandview Hospital and Medical Center,
 5.50%, 12/01/10 ...........................................................................   1,300,000      1,322,217
 5.60%, 12/01/11 ...........................................................................   1,000,000      1,021,310
 5.65%, 12/01/12 ...........................................................................     925,000        947,061
 Ohio HFA, Residential Mortgage Revenue,
 Series A-1, GNMA Secured, 5.40%, 9/01/29 ..................................................   5,870,000      5,825,623
 Series C, 5.75%, 9/01/28 ..................................................................   7,760,000      7,940,886
 Ohio State Air Quality Development Authority Revenue,
 Refunding, Dayton Power and Light Co. Project, 6.10%, 9/01/30 .............................  12,000,000     12,807,000
 Toledo Edison, Series B, 8.00%, 5/15/19 ...................................................   6,325,000      6,769,142
 Ohio State EDR, Good Samaritan Medical Center, Series 1990-3, 7.875%, 12/01/10 ............   1,550,000      1,644,457
 Ohio State Solid Waste Disposal Revenue, USG Corp. Project, 5.65%, 3/01/33 ................   5,330,000      5,329,467
 Ohio State Water Development Authority Revenue, Refunding, Dayton Power,
 Series A, 6.40%, 8/15/27...................................................................   3,250,000      3,506,945
 Ohio State Water Development Facilities Authority, PCR, Toledo Edison,
 Series A, 8.00%, 5/15/19...................................................................  10,000,000     10,702,200
 University of Cincinnati COP, University Center Project, MBIA Insured, 5.125%, 6/01/24 ....  10,500,000     10,227,000
                                                                                                            -----------
                                                                                                            113,742,400
                                                                                                            -----------
 OKLAHOMA 1.2%
 Canadian County HFA, SFMR, Series A,
 7.70%, 9/01/05 ............................................................................   1,390,000      1,452,550
 7.80%, 9/01/12 ............................................................................   2,905,000      3,041,884
 Oklahoma State Turnpike System Authority, First Senior Revenue,
 7.875%, 1/01/21 ...........................................................................     610,000        636,285
 Pre-Refunded, 7.875%, 1/01/21 .............................................................  19,090,000     19,959,931
 Stillwater Medical Center Authority Revenue,
 Series A, 6.10%, 5/15/09 ..................................................................   3,440,000      3,600,201
 Series B, 6.35%, 5/15/12 ..................................................................   1,235,000      1,310,409
 Series B, 6.50%, 5/15/19 ..................................................................   3,390,000      3,635,538
 Tulsa County Home Financial Authority, Mortgage Revenue, Series D,
 GNMA Insured, 6.95%, 12/01/22 .............................................................     530,000        561,381
 Tulsa County Municipal Airport Revenue, American Airlines, Inc.,
 7.35%, 12/01/11 ...........................................................................   4,000,000      4,454,000
 6.25%, 6/01/20.............................................................................  18,530,000     19,674,228
 7.375%, 12/01/20 ..........................................................................  11,000,000     11,896,940
 Tulsa County Parking Authority, Series B,
 6.90%, 12/01/07 ...........................................................................   3,000,000      3,298,830
 7.00%, 12/01/14 ...........................................................................   5,500,000      5,970,910
 Tulsa Housing Assistance Corp. Revenue, First Lien, Refunding, 6.80%, 7/01/11 .............   2,740,000      2,912,072

 BONDS (CONT.)
 OKLAHOMA (CONT.)
 Tulsa Industrial Authority, Hospital Revenue, St. John Medical Center
 Project, Series A, 6.25%, 2/15/14 ......................................................... $ 2,000,000    $ 2,147,720
 Valley View Hospital Authority Revenue, Refunding, Valley View
 Regional Medical Center, 6.00%, 8/15/14 ...................................................   4,000,000      4,117,040
                                                                                                              ---------
                                                                                                             88,669,919
                                                                                                              ---------
 OREGON .2%
 Oregon State Department of Administrative Services COP, Series A,
 AMBAC Insured, 5.80%, 5/01/24..............................................................   5,000,000      5,291,300
 Oregon State EDR, Georgia Pacific Corp. Project,
 Refunding, Series 183, 5.70%, 12/01/25 ....................................................   3,500,000      3,520,440
 Series CLVII, 6.35%, 8/01/25 ..............................................................   5,500,000      5,790,840
                                                                                                              ---------
                                                                                                             14,602,580
                                                                                                             ----------
 PENNSYLVANIA 3.5%
 Allegheny County Hospital Development Authority Revenue, Refunding, University
 of Pittsburgh Health Center, Series A, MBIA Insured,  5.625%, 4/01/27 .....................   6,550,000      6,707,855
 Allegheny County IDA Revenue, Environmental Improvement, 6.70%, 12/01/20 ..................   5,250,000      5,692,103
 Beaver County IDA, PCR, Ohio Edison Co., Beaver Valley Project, Series A, 7.75%, 9/01/24 ..  14,250,000     15,056,123
 Cambria County HDA, Hospital Revenue, Conemaugh Valley Memorial Hospital, Refunding, Series B,
 6.30%, 7/01/08 ............................................................................   9,600,000     10,319,904
 6.375%, 7/01/18 ...........................................................................  10,740,000     11,399,436
 Pre-Refunded, 8.875%, 7/01/18 .............................................................   3,000,000      3,082,890
 Delaware County IDA Revenue, Refunding, Philadelphia Electric,
 Series 1991, 7.375%, 4/01/21 ..............................................................   6,500,000      7,052,500
 Delaware River Port Authority Revenue, Pennsylvania and New Jersey,
 Series 1995, FGIC Insured, 5.50%, 1/01/26 .................................................   5,000,000      5,127,600
 Delaware Valley Regional Finance Authority, Local Government Revenue,
 Series B, AMBAC Insured, 5.60%, 7/01/17 ...................................................   5,000,000      5,315,650
 Lancaster County Solid Waste Management Authority, Resource Recovery
 System Revenue, Series A, Pre-Refunded, 8.50%, 12/15/10 ...................................  22,500,000     23,059,350
 Lehigh County IDA, PCR, Refunding, Pennsylvania Power and Light Co. Project,
 Series A, MBIA Insured, 6.15%, 8/01/29 ....................................................   4,000,000      4,324,480
 Montgomery County Higher Education and Health Authority, Hospital Revenue,
 Pre-Refunded, Jeanes Health System Project,  8.75%, 7/01/20 ...............................   5,500,000      6,106,980
 Pennsylvania EDA, Financing Authority Revenue, Macmillan, L.P. Project, 7.60%, 12/01/20 ...   5,000,000      5,445,650
 Pennsylvania EDA, Financing Resources Recovery Revenue,
 Colver Project, Series D, 7.125%, 12/01/15 ................................................  13,500,000     15,011,190
 Pennsylvania State Financial Authority Revenue, Refunding, Municipal
 Capital Improvements Program, 6.60%, 11/01/09 .............................................  33,280,000     36,450,253
 Pennsylvania State HFA,
 Refunding, Rental Housing, FGIC Insured, 6.40%, 7/01/12 ...................................  10,590,000     11,299,318
 SFM, Series 1991, 7.15%, 4/01/15 ..........................................................   3,635,000      3,851,828
 Pennsylvania State Higher Educational Facilities Authority, College and University Revenues,
 Lycoming College, Pre-Refunded,  8.375%, 10/01/18 .........................................   2,000,000      2,075,680
 Pennsylvania State Pooled Finance Authority, Lease Revenue, Capital Improvement,
 Series B, MBIA Insured, 8.00%, 11/01/09 ...................................................   4,445,000      4,656,626
 Philadelphia Gas Works Revenue,
 Series 13, Pre-Refunded, 7.70%, 6/15/21 ...................................................   2,850,000      3,179,090
 Series A, 6.375%, 7/01/26 .................................................................   3,950,000      4,147,026
 Philadelphia GO, Refunding, Series A, 11.50%,
 8/01/98 ...................................................................................   1,545,000      1,570,894
 8/01/99 ...................................................................................   2,400,000      2,595,000
 8/01/00 ...................................................................................   1,000,000      1,140,230
 Philadelphia Hospital and Higher Education Facilities Authority Revenue,
 Albert Einstein Medical Center, 7.50%, 4/01/99 ............................................   3,955,000      4,057,790
 Mortgage, North Philadelphia Health Systems, Series A, FHA Secured, 5.30%, 1/01/18 ........   3,330,000      3,281,782
 Mortgage, North Philadelphia Health Systems, Series A, FHA Secured, 5.35%, 1/01/23 ........   5,780,000      5,686,248
 Mortgage, North Philadelphia Health Systems, Series A, FHA Secured, 5.375%, 1/01/28 .......   3,765,000      3,701,635
 Philadelphia Hospitals and Higher Education Facilities Authority Revenue,
 Temple University Hospital, 5.875%, 11/15/23 ..............................................   5,000,000      5,128,150
 Philadelphia Housing RDA Revenue, Sub-Series 2-B, 8.625%, 8/01/26 .........................   3,690,000      3,741,918
 Philadelphia Municipal Authority, Gas Works Lease Revenue, 7.50%, 5/01/01 .................   1,000,000      1,047,930
 Philadelphia School District, Series B, AMBAC Insured, 5.375%, 4/01/19 ....................   7,000,000      7,016,800
 Philadelphia Water and Sewer Revenue, Series 10, ETM, 7.35%, 9/01/04 ......................  10,790,000     12,198,095
 South Fork Municipal Authority, Hospital Revenue, Conemaugh Valley Memorial
 Hospital Project, Series A, MBIA Insured,  5.75%, 7/01/26 .................................   5,000,000      5,198,450
 Westmoreland County IDA Revenue, Refunding, Citizens General Hospital Project,
 Series A, 8.25%, 7/01/13 ..................................................................   3,000,000      3,044,670
                                                                                                              ---------
                                                                                                            248,771,124
                                                                                                              ---------
 BONDS (CONT.)
 PUERTO RICO 1.0%
 Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series Y, 7/01/36,
 5.00%...................................................................................... $59,000,000   $ 55,377,990
 5.50%......................................................................................   7,000,000      7,235,900
 Puerto Rico Commonwealth Urban Renewal and Housing Corp., Refunding, 7.875%, 10/01/04 .....   3,200,000      3,413,120
 Puerto Rico Electric Power Authority Revenue, Refunding, Pre-Refunded,
 Series M, 8.00%, 7/01/08...................................................................   2,000,000      2,053,240
 Puerto Rico Municipal Finance Agency, Series A, Pre-Refunded, 8.25%, 7/01/08 ..............   5,000,000      5,134,600
                                                                                                              ---------
                                                                                                             73,214,850
                                                                                                              ---------
 RHODE ISLAND 1.4%
 Providence Special Obligation Tax Increment, Series A, 7.65%, 6/01/16 .....................   9,900,000     11,124,729
 Rhode Island Clean Water Financial Agency Revenue, Drinking Water Providence,
 Series A, AMBAC Insured, 6.70%, 1/01/15 ...................................................   2,200,000      2,446,312
 Rhode Island Housing and Mortgage Finance Corp., Homeownership Opportunity,
 Series 2, 7.75%, 4/01/22...................................................................   1,895,000      1,981,981
 Series 10-A, 6.50%, 10/01/22 ..............................................................  20,200,000     21,427,958
 Series 10-A, 6.50%, 4/01/27 ...............................................................  13,085,000     13,859,239
 Series 13, 6.70%, 10/01/15 ................................................................   7,400,000      7,986,376
 Series 13, 6.85%, 4/01/27 .................................................................   3,705,000      4,007,328
 Series 15-A, 6.85%, 10/01/24 ..............................................................  15,000,000     16,076,700
 Series 16-A, 6.375%, 10/01/26..............................................................   2,720,000      2,877,787
 Series 17-A, 6.25%, 4/01/17 ...............................................................   2,320,000      2,442,728
 Rhode Island Port Authority and Economic Development Corp., Refunding,
 Shepard Building Project, Series B, AMBAC Insured,
  Pre-Refunded, 6.75%, 6/01/25 .............................................................   3,000,000      3,400,830
 Rhode Island State Health and Educational Building Corp. Revenue,
 Health Facilities, Tockwotton Home, Pre-Refunded, 7.25%, 4/15/17 ..........................   3,000,000      3,351,150
 Roger William Realty, Elmhurst Nursing Home, FHA Insured, 7.50%, 8/01/29 ..................     940,000        978,634
 St. Antoine Residence, 6.70%, 11/15/12 ....................................................   2,320,000      2,515,553
 St. Antoine Residence, 6.75%, 11/15/18 ....................................................   2,750,000      2,973,163
                                                                                                              ---------
                                                                                                             97,450,468
                                                                                                              ---------
 SOUTH CAROLINA 1.1%
 Berkeley County School District COP, Berkeley School Facilities Group, Inc.,
 AMBAC Insured, 6.30%, 2/01/16 .............................................................   1,800,000      1,952,784
 Piedmont Municipal Power Agency, South Carolina Electric Revenue, Refunding,
 6.55%, 1/01/16 ............................................................................  18,115,000     18,154,310
 6.60%, 1/01/21 ............................................................................  25,505,000     25,562,131
 Series A, 5.75%, 1/01/24 ..................................................................   3,150,000      3,149,685
 Series A, AMBAC Insured, 5.75%, 1/01/24 ...................................................   5,050,000      5,051,768
 Richland County PCR, Refunding, Union Camp Corp. Project, Series C, 6.55%, 11/01/20 .......   3,000,000      3,245,550
 South Carolina State Housing, Finance and Development Authority, Mortgage
 Revenue, Series A-2, AMBAC Insured, 5.80%, 7/01/27 ........................................   6,405,000      6,669,078
 South Carolina State Public Service Authority Revenue, Refunding, Series A,
 AMBAC Insured 6.375%, 7/01/21 .............................................................  12,765,000     13,558,728
 Spartanburg County Health Services District, Inc., Hospital Revenue, Series A,
 MBIA Insured, 5.50%, 4/15/27 ..............................................................   3,000,000      3,034,320
                                                                                                              ---------
                                                                                                             80,378,354
                                                                                                              ---------
 SOUTH DAKOTA .4%
 Lawrence County PCR, Refunding, Black Hills Power and Light Co. Project, 6.70%, 6/01/10 ...   5,000,000      5,425,950
 South Dakota State HDA, Homeownership Mortgage,
 Series A, 6.30%, 5/01/17 ..................................................................   4,130,000      4,355,828
 Series A, 7.15%, 5/01/27 ..................................................................  10,580,000     11,165,920
 Series B, 7.10%, 5/01/17 ..................................................................   3,115,000      3,292,088
 Series D, 6.65%, 5/01/14 ..................................................................   3,480,000      3,771,102
 Series G, 7.125%, 5/01/14 .................................................................   3,435,000      3,769,844
                                                                                                              ---------
                                                                                                             31,780,732
                                                                                                              ---------
 TENNESSEE .8%
 Franklin IDB, MFHR, Refunding, Landings Apartment Project, Series
 A, FSA Insured, 6.00%, 10/01/26 ...........................................................   2,000,000      2,091,200
 Hamilton County IDB, MFHR, Patten Towers Apartments, Series A,
 6.125%, 8/01/05 ...........................................................................   2,515,000      2,619,750
 6.30%, 8/01/07 ............................................................................   1,000,000      1,048,370

 BONDS (CONT.)
 TENNESSEE (CONT.)
 Knox County Health, Educational and Housing Facilities Board, MFHR, GNMA Secured,
 East Towne Village Project, 8.20%, 7/01/28 ................................................ $ 4,750,000    $ 4,930,833
 Memphis-Shelby County Airport Authority, Special Facilities and Project
 Revenue, Federal Express Corp.,
 7.875%, 9/01/09 ...........................................................................  14,690,000     16,431,940
 6.75%, 9/01/12 ............................................................................   6,520,000      7,111,234
Metropolitan Government Nashville & Davidson County, Health and Educational
 Board Revenue, Multi Modal Health Facility,
  Asset Guaranty Insurance Co. Insured, 5.50%, 5/01/23 .....................................     995,000      1,002,612
 Metropolitan Nashville Airport Authority Revenue, Series C, FGIC Insured, 6.60%, 7/01/15 ..   1,940,000      2,091,572
 Mount Pleasant IDR, PCR, Stauffer Chemical Co. Project, 8.00%, 12/01/12 ...................   1,990,000      2,164,523
 Nashville and Davidson County Revenue, IDB, Refunding & Improvement,
 Osco Treatment, Inc., 6.00%, 5/01/03.......................................................   5,000,000      5,209,350
bShelby County Health Educational and Housing Facility Board Hospital Revenue,
 MBIA Insured, 5.00%, 4/01/18 ..............................................................   5,000,000      4,810,650
 Tennessee HDA, Homeownership Program,
 Series 1992, 6.80%, 7/01/17 ...............................................................   2,360,000      2,502,780
 Series P, 7.70%, 7/01/16 ..................................................................   4,580,000      4,734,438
 Tennessee State Local Development Authority Revenue, Community Provider
 Pooled Loan Program, 6.45%, 10/01/14 ......................................................   2,275,000      2,451,790
                                                                                                              ---------
                                                                                                             59,201,042
                                                                                                              ---------
 TEXAS 6.7%
 Austin Combined Utility System Revenue, Series A, Pre-Refunded, 8.00%, 11/15/16 ...........  18,100,000     19,981,857
 Austin Utility System Revenue, Refunding, FGIC Insured, 6.25%, 5/15/16 ....................  11,310,000     12,259,361
 Bexar County Health Facilities Development Corp. Revenue, FSAInsured,
 Incarnate Word Facility, 6.00%, 11/15/15...................................................   4,500,000      4,806,045
 Refunding, Incarnate Word Health Services, 6.10%, 11/15/23 ................................   8,300,000      8,926,484
 Bexar County HFC, MFHR, Sunpark Apartments Project, 6.875%, 12/01/12 ......................   1,725,000      1,800,745
 Bexar Metropolitan Water District, Water Works Systems Revenue, Refunding,
 MBIA Insured, 5.875%, 5/01/22..............................................................   5,000,000      5,225,250
 Brazos River Authority, Collateralized, PCR, Texas Utilities Electric Co. Project, Series A,
 8.25%, 1/01/19 ............................................................................  15,000,000     15,650,250
 bRefunding, AMBAC Insured, 5.55%, 5/01/33 .................................................  23,965,000     24,027,069
 Brazos River Authority Revenue, Refunding, Houston Industries Inc. Project,
 Series C,  AMBAC Insured, 5.125%, 5/01/19 .................................................  12,000,000     11,765,520
 Dallas-Fort Worth International Airport Facilities, Improvement Corp.
 Revenue, American Airlines, Inc.,
 8.00%, 11/01/24 ...........................................................................  99,000,000    107,863,470
 Refunding, 6.00%, 11/01/14 ................................................................  29,400,000     31,188,990
 El Paso HFC, SFMR, Series A, 8.75%, 10/01/11 ..............................................   4,325,000      4,672,990
 Fort Worth Higher Education Financial Corp., Higher Education Revenue,
 Texas Christian University Project, 5.00%, 3/15/27 ........................................   4,000,000      3,761,520
 Grand Prairie Health Facilities Development Corp., Hospital Revenue,  Refunding,
 Dallas/Ft. Worth Medical Center Project, AMBAC Insured, 6.875%, 11/01/10 ..................   2,700,000      3,066,714
 Gulf Coast Waste Disposal Authority, Environmental Improvement Revenue,
 Refunding, UXS Corp. Projects, 5.50%, 9/01/17 .............................................   3,250,000      3,242,038
 Harris County IDR, Marine Terminal Revenue, Refunding, 6.95%, 2/01/22 .....................  20,250,000     22,010,130
 Harris County Toll Road Revenue, Multiple Mode, Senior Lien, Pre-Refunded, Series D,
 8.25%, 8/15/07 ............................................................................   4,000,000      4,167,480
 8.30%, 8/15/17 ............................................................................   5,000,000      5,210,000
 Houston Water and Sewer System Revenue, Refunding,
 Junior Lien, Series A, MBIA Insured, Pre-Refunded, 6.20%, 12/01/20 ........................  22,500,000     24,854,625
 Series B, 6.375%, 12/01/14 ................................................................  21,000,000     22,447,740
 Joshua ISD, Refunding, Series B, 6.125%, 2/15/26 ..........................................      20,000         20,201
 Lower Neches Valley Authority IDC Revenue, Refunding,
 Mobil Oil Refunding Corp., 5.55%, 3/01/33 .................................................   2,500,000      2,499,775
 Lubbock HFC, SFMR, Refunding, MBS Program, Series A, GNMA Secured, 6.125%, 12/01/17 .......   1,000,000      1,053,380
 Matagorda County Navigation District No. 1, PCR, Collateralized, Refunding,
 Central Power and Light Co. Project, MBIA Insured, 6.10%, 7/01/28 .........................  25,300,000     26,479,233
 Houston Lighting and Power Co., 6.00%, 7/01/28 ............................................  19,200,000     20,013,312
 Houston Lighting and Power Co., Series A, AMBAC Insured, 6.70%, 3/01/27 ...................   5,500,000      5,934,170
 Matagorda County Navigation District No. 1 Revenue, Refunding, Houston
 Industries Inc. Project, Series A, MBIA Insured, 5.25%,
  11/01/29 .................................................................................   7,500,000      7,199,100
 Mesquite HFC, SFMR, Series 1983, 10.75%, 9/01/14 ..........................................   1,010,000      1,042,704
 North Central Health Facilities Development Corp. Revenue, Health Resources
 Systems, Series B, MBIA Insured, 5.125%, 2/15/22 ..........................................   5,985,000      5,796,652
 Nueces River Authority Environmental Improvement Revenue, Refunding,
 Asarco Inc. Project, 5.60%, 1/01/27 .......................................................   4,000,000      4,006,440

 BONDS (CONT.)
 TEXAS (CONT.)
 Port Corpus Christi Industrial Development Corp. Revenue, Refunding, Valero, 5.40%, 4/01/18,
 Series B................................................................................... $ 4,000,000    $ 3,937,480
 Series C...................................................................................   6,000,000      5,906,220
 Red River Pollution Control Authority, Refunding, West Texas Utilities
 Co. Project, MBIA Insured, 6.00%, 6/01/20 .................................................   5,000,000      5,318,350
 Sabine River Authority PCR, Refunding,
 Southwestern Electric Power Co., MBIA Insured, 6.10%, 4/01/18 .............................   4,000,000      4,282,080
 Texas Utilities Electric Co. Project, 6.55%, 10/01/22 .....................................   7,700,000      8,325,086
 San Antonio Electric and Gas Revenue, Refunding, 5.50%, 2/01/20 ...........................  10,000,000     10,260,100
 San Antonio Water Revenue, Senior Lien, MBIA Insured,
 6.50%, 5/15/10 ............................................................................   2,795,000      3,043,336
 Pre-Refunded, 6.50%, 5/15/10 ..............................................................   1,440,000      1,574,640
 Tarrant County Health Facilities Development Corp., Health Services Revenue, Texas Health
 Resources System, Series A,  MBIA Insured, 5.00%, 2/15/26 .................................  10,000,000      9,454,500
 Tarrant County Health Facilities Development Corp., Hospital Revenue,
 Ft. Worth Osteopathic Hospital, MBIA Insured, 5.25%, 5/15/28 ..............................   5,010,000      4,877,035
 Texas Housing Agency, Residential Development Mortgage Revenue, Series D, 8.35%,
 1/01/08 ...................................................................................   1,335,000      1,399,334
 7/01/08 ...................................................................................   2,885,000      3,024,028
 Texas Water Development Board Revenue, State Revolving Fund, 6.00%, 7/15/13 ...............   2,500,000      2,657,450
 Texas Water Resources Finance Authority Revenue, 7.625%, 8/15/08 ..........................   2,365,000      2,456,715
 Travis County HFC, SFMR, Refunding, Series A, 6.95%, 10/01/27 .............................   3,735,000      4,082,019
 Tyler Health Facilities Development Corp., Hospital Revenue, Refunding, East Texas
  Medical Center Project, Series A, MBIA Insured, 5.50%, 11/01/17 ..........................   1,735,000      1,763,055
                                                                                                              ---------
                                                                                                            483,334,673
                                                                                                              ---------
 U.S. TERRITORIES .1%
 Virgin Islands HFA Mortgage Revenue, Series B, GNMA Secured, Pre-Refunded, 8.10%, 12/01/18      690,000        720,312
bVirgin Islands Public Financing Authority Revenue, Refunding, Subordinated Lien,
 Fund Loan Notes, Series D, 5.50%,
 10/01/01...................................................................................   1,755,000      1,773,708
 10/01/02...................................................................................   1,700,000      1,716,320
 10/01/03...................................................................................   1,850,000      1,867,002
                                                                                                              ---------
                                                                                                              6,077,342
                                                                                                              ---------
 UTAH 1.3%
 Carbon County, Solid Waste Disposal Revenue, Refunding, Laidlaw, Inc. Project,
 Series A, 7.50%, 2/01/10 ..................................................................   5,050,000      5,709,278
 Intermountain Power Agency, Power Supply Revenue,
 Refunding, Series A, 6.15%, 7/01/14 .......................................................  25,000,000     27,150,500
 Refunding, Series B, 7.75%, 7/01/20 .......................................................  34,805,000     35,696,704
 Second Crossover, Series 86-C, 5.75%, 7/01/20 .............................................   5,500,000      5,502,145
 Salt Lake City College Revenue, Westminster College Project,
 5.70%, 10/01/17 ...........................................................................   1,000,000      1,008,530
 5.75%, 10/01/27 ...........................................................................   1,000,000      1,010,070
 Utah State HFA, Refunding, Series A, 6.50%, 5/01/19 .......................................   2,945,000      3,078,261
 Utah State HFA, SFM,
 Refunding, 6.80%, 1/01/12 .................................................................   1,590,000      1,694,129
 Series A, 8.50%, 7/01/19 ..................................................................     355,000        364,177
 Series B, 6.55%, 7/01/19 ..................................................................   3,450,000      3,712,338
 Series B, 6.55%, 7/01/26 ..................................................................   3,655,000      3,901,676
 Series C-1, 6.80%, 7/01/12 ................................................................     255,000        271,700
 Series C-1, 8.375%, 7/01/19 ...............................................................   1,880,000      1,888,742
 Series D, 8.60%, 7/01/19 ..................................................................     295,000        295,738
 Series E-1, 6.65%, 7/01/20 ................................................................   2,510,000      2,680,404
 Series G-1, 8.10%, 7/01/16 ................................................................     860,000        882,326
                                                                                                              ---------
                                                                                                             94,846,718
                                                                                                              ---------
 VERMONT .1%
 Vermont HFA, SF, Series 5, 7.00%, 11/01/27 ................................................   9,400,000     10,090,148

 BONDS (CONT.)
 VIRGINIA .5%
 Danville IDA Revenue, Regional Medical Center, FGIC Insured, 6.50%,
 10/01/19................................................................................... $ 5,885,000    $ 6,433,305
 10/01/24...................................................................................   5,840,000      6,384,113
 Henrico County IDA, Public Facilities Lease Revenue, Regional Jail Project, 6.00%, 8/01/15    7,250,000      7,662,598
 Richmond Public Utility Revenue, Refunding, Series A, 5.125%, 1/15/28 .....................   5,510,000      5,302,328
 Virginia State HDA, Commonwealth Mortgage,
 Series C, Sub-Series C-6, 6.25%, 1/01/15 ..................................................   5,120,000      5,354,547
 Series H, Sub-Series H-2, 6.55%, 1/01/17 ..................................................   4,755,000      5,134,687
                                                                                                              ---------
                                                                                                             36,271,578
                                                                                                              ---------
 WASHINGTON 2.5%
 Chelan County PUD No. 1, Cheland Hydro Consolidated System Revenue,
 Series A, 5.65%, 7/01/32...................................................................   5,000,000      5,040,750
 Pierce County EDC, Refunding, Solid Waste-Steilacoom Revenue, 6.60%, 8/01/22 ..............  32,480,000     34,491,811
 Port Moses Lake Public Corp., Washington PCR, Union Carbide Corp.,
 7.50%, 8/01/04 ............................................................................   2,100,000      2,100,588
 7.875%, 8/01/06 ...........................................................................   1,000,000      1,030,260
 SeaTac GO, Series 1994, 6.50%, 12/01/13 ...................................................   2,760,000      3,025,015
 Seattle Municipality, Metropolitan Seattle Sewer Revenue,
 Refunding, Series V, 6.20%, 1/01/32 .......................................................   9,680,000     10,080,849
 Series W, MBIA Insured, 6.25%, 1/01/21 ....................................................   2,500,000      2,660,350
 Seattle Special Obligation, Chinatown International District, 5.90%, 8/01/26 ..............   4,810,000      5,003,410
 Snohomish County USD No. 6, 6.50%, 12/01/11 ...............................................   7,000,000      7,995,540
 University of Washington Alumni Association, Lease Revenue, Medical
 Center Roosevelt II, 6.30%, 8/15/14 .......................................................   4,000,000      4,369,400
 Washington State Public Power Supply System Revenue,
 Nuclear Project No. 1, Refunding, Series A,
 6.05%, 7/01/12 ............................................................................  35,355,000     37,540,293
 MBIA Insured, 6.25%, 7/01/17 ..............................................................  19,965,000     21,237,769
 Washington State Public Power Supply System Revenue, Nuclear Project No. 2, Series A,
 6.25%, 7/01/12 ............................................................................   3,200,000      3,436,512
 Refunding, 6.00%, 7/01/09 .................................................................  18,330,000     19,731,878
 Refunding, 6.30%, 7/01/12 .................................................................   7,700,000      8,598,051
 Washington State Public Power Supply System Revenue, Nuclear Project No. 3,
 Refunding, Series B, 5.50%, 7/01/18 .......................................................  10,050,000     10,053,819
                                                                                                             ----------
                                                                                                            176,396,295
                                                                                                             ----------
 WEST VIRGINIA .8%
 Braxton County Solid Waste Disposal Revenue, Weyerhaeuser Co. Project,
 6.50%, 4/01/25 ............................................................................   3,500,000      3,790,920
 Refunding, 5.40%, 5/01/25 .................................................................  10,000,000      9,787,200
 Putnam County PCR, Refunding, FMC Corp. Project, 5.625%, 10/01/13 .........................   1,700,000      1,733,609
 Taylor County PCR, Union Carbide Corp., 7.625%, 8/01/05 ...................................   2,400,000      2,802,240
 West Virginia State Hospital Financing Authority Revenue, Refunding &
 Improvement, Logan General Hospital  Project, 7.25%, 7/01/20..............................    7,000,000      6,894,440
 West Virginia State Housing Development Fund, Housing Finance, Series D,
 7.00%, 5/01/17 ............................................................................   6,000,000      6,412,800
 7.05%, 11/01/24 ...........................................................................   9,000,000      9,635,130
 West Virginia State, Series A, FGIC Insured, 5.20%, 11/01/26 ..............................  10,000,000      9,796,100
 West Virginia State Water Development Authority Revenue, Loan Program II,
 Series A, Pre-Refunded, 8.625%, 11/01/28 ..................................................   5,000,000      5,215,100
                                                                                                              ---------
                                                                                                             56,067,539
                                                                                                              ---------
 WISCONSIN 1.0%
 Janesville IDR, Simmons Manufacturing Co., 7.00%, 10/15/17 ................................   2,200,000      2,323,376
 Madison Industrial Gas and Electric Co. Project, Series A, 6.75%, 4/01/27 .................   4,220,000      4,567,179
 Wisconsin Housing and EDA, Homeownership Revenue,
 Refunding, Series A, 6.10%, 11/01/10 ......................................................   9,190,000      9,799,481
 Series 1, 6.75%, 9/01/15 ..................................................................  10,230,000     10,944,361
 Series 1, 6.75%, 9/01/17 ..................................................................   3,000,000      3,203,700
 Series A, 6.90%, 3/01/16 ..................................................................   1,985,000      2,174,925
 Series A, 6.45%, 3/01/17 ..................................................................   5,500,000      5,867,565
 Series A, 7.10%, 3/01/23 ..................................................................  10,580,000     11,289,389
 Series B, 7.05%, 11/01/22 .................................................................   3,000,000      3,214,140

 BONDS (CONT.)
 WISCONSIN (CONT.)
 Wisconsin State Health and Educational Facilities Authority Revenue, Mercy Health Systems
 Corp., AMBAC Insured, 6.125%,
 8/15/13 ................................................................................... $ 6,500,000    $ 7,006,805
 8/15/17 ...................................................................................   7,500,000      8,033,250
                                                                                                              ---------
                                                                                                             68,424,171
                                                                                                              ---------
 WYOMING .3%
 Wyoming CDA, Housing Revenue, Refunding, Series 6, 6.10%, 12/01/28 ........................  11,540,000     12,088,842
 Wyoming CDA, MF Mortgage, Series A,
 6.90%, 6/01/12 ............................................................................   1,425,000      1,490,849
 6.95%, 6/01/24 ............................................................................   3,530,000      3,707,487
 Wyoming CDA, SFM,
 Series A, 7.25%, 6/01/21 ..................................................................   2,500,000      2,696,724
 Series G, 7.375%, 6/01/17 .................................................................   1,295,000      1,369,902
                                                                                                              ---------
                                                                                                             21,353,804
 Total Bonds (Cost $6,377,095,789)..........................................................              6,819,855,407
                                                                                                          -------------

 ZERO COUPON BONDS 2.1%
 Calcasieu Parish, Louisiana, Memorial Hospital Service District Revenue, Lake Charles
 Parish Memorial Hospital Project,  Series A, 12/01/22 .....................................  11,040,000      7,261,338
 Chicago RMR, Refunding, Series B, MBIA Insured, 10/01/09 ..................................  10,705,000      4,867,884
 Coldwater, Michigan, Community Schools, MBIA Insured, Pre-Refunded, 5/01/18 ...............   5,935,000      1,967,214
 Colorado Springs Airport Revenue, Series C,
 1/01/03 ...................................................................................   1,660,000      1,305,921
 1/01/05....................................................................................   1,610,000      1,127,836
 1/01/07....................................................................................   1,675,000      1,039,353
 1/01/08 ...................................................................................     800,000        465,391
 1/01/11....................................................................................   1,450,000        693,811
 Cook County, Illinois, Community Consolidated School District No. 54, Schaumburg Township,
 Series B, FGIC Insured, Pre-Refunded,
 1/01/07 ...................................................................................   3,505,000      2,222,905
 1/01/08 ...................................................................................   4,800,000      2,848,655
 1/01/09 ...................................................................................   4,380,000      2,430,111
 1/01/10 ...................................................................................   5,760,000      2,994,853
 Florida State Mid-Bay Bridge Authority Revenue, Series A, Senior Lien, AMBAC Insured,
 10/01/23...................................................................................   5,000,000      1,266,100
 10/01/24...................................................................................   3,000,000        715,980
 Harrison, Michigan, Community Schools, AMBAC Insured, 5/01/20 .............................   6,000,000      1,621,200
 Jefferson County, Kentucky, Capital Projects Corp., Lease Revenue, Refunding, Series A,
 8/15/07 ...................................................................................   1,640,000      1,059,013
 8/15/08 ...................................................................................   4,505,000      2,719,938
 8/15/09....................................................................................   4,580,000      2,595,393
 8/15/10....................................................................................   4,620,000      2,474,611
 8/15/13....................................................................................   6,825,000      3,138,475
 8/15/14 ...................................................................................   6,860,000      2,950,965
 8/15/16....................................................................................   7,005,000      2,682,984
 8/15/17....................................................................................   7,115,000      2,576,056
 Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue,
 McCormick Place Expansion Project,  Series A, FGIC Insured,
 6/15/08 ...................................................................................   8,500,000      5,209,990
 6/15/09 ...................................................................................  11,000,000      6,389,020
 6/15/10 ...................................................................................   8,000,000      4,372,880
 6/15/11 ...................................................................................   9,690,000      4,974,942
 6/15/12....................................................................................     250,000        209,924
 Pre-Refunded, 6/15/12 .....................................................................  11,550,000     10,081,994
 Miami, Dade County Special Obligation, Series B, Subordinated Lien, MBIA Insured,10/01/34 .   5,500,000        736,120
 Owensboro, Kentucky, Electric Light and Power Revenue, Series B, AMBAC Insured, 1/01/08 ...   5,250,000      3,330,284

 Zero Coupon Bonds (cont.)
 San Joaquin Hills, California, Transportation Corridor Agency, Toll Road Revenue,
 Refunding, Series A, 1/15/21 .............................................................. $50,000,000   $ 31,694,500
 Senior Lien, Pre-Refunded, 1/01/23 ........................................................   7,000,000      1,932,000
 Shreveport, Louisiana, Water and Sewer Revenue, Series B, FGIC Insured,
 12/01/07...................................................................................     490,000        289,912
 12/01/08 ..................................................................................   2,530,000      1,396,686
 12/01/09 ..................................................................................   4,080,000      2,106,300
 12/01/10...................................................................................   5,630,000      2,711,914
 Spring, Texas, ISD, Refunding, FGIC Insured, Pre-Refunded, 8/15/08 ........................   7,000,000      3,507,140
 University of Illinois Revenues, AMBAC Insured, 4/01/10 ...................................  14,250,000      7,869,420
 Washington State Public Power Supply System Revenue, Nuclear Project No. 3, Refunding, Series B,
 Nuclear Project No. 2, Series A, 7/01/13 ..................................................  11,000,000      4,919,860
 Nuclear Project No. 3, Series B, 7/01/12 ..................................................   6,400,000      3,039,423
 Nuclear Project No. 3, Series B, 7/01/14 ..................................................  15,000,000      6,312,300
                                                                                                            -----------
 Total Zero Coupon Bonds (Cost $104,239,858)................................................                154,110,596
                                                                                                            -----------
 Total Long Term Investments (Cost $6,481,335,647) .........................................              6,973,966,003

aShort Term Investments .1%
 Burke County Development Authority, PCR, Georgia Power Co. Vogtle, Fourth Series,
 Daily VRDN and Put, 4.05%, 9/01/25 ........................................................   2,900,000      2,900,000
 New York City Municipal Water Financing Authority, Water and Sewer Systems Revenue,
 Series C, FGIC Insured, Daily VRDN and Put,  4.20%, 6/15/23 ...............................     200,000        200,000
 Northeastern Hospital and Educational Authority Health Care Revenue, Wyoming Valley Health Care,
  Series A, Refunding, AMBAC Insured, Weekly VRDN and Put, 4.10%, 1/01/24 ..................   1,100,000      1,100,000
 Uinta County PCR, Refunding, Chevron USA Inc. Proj., Letter of Credit from
 Chevron Corp., Daily VRDN and Put, 4.10%, 8/15/20 .........................................   2,400,000      2,400,000
                                                                                                         --------------
 Total Short Term Investments (Cost $6,600,000) ............................................                  6,600,000
                                                                                                         --------------
 Total Investments (Cost $6,487,935,647) 97.5% .............................................              6,980,566,003
 Other Assets, less Liabilities 2.5% .......................................................                177,589,587
                                                                                                        ---------------
 Net Assets 100.0% .........................................................................             $7,158,155,590
                                                                                                        ===============

See glossary of terms on page 39.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. bSufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.


FRANKLIN FEDERAL TAX-FREE INCOME FUND Statement of Investments, April 30, 1998 (cont.)

 Glossary of Terms
 AMBAC  - American Municipal Bond Assurance Corp.
 BIG    - Bond Investors Guaranty Insurance Co. (Acquired by MBIA in 1989 and no
          longer does business under this name.)
 CDA    - Community Development Authority/Agency
 COP    - Certificate of Participation
 CRDA   - Community Redevelopment Authority/Agency
 EDA    - Economic Development Authority
 EDC    - Economic Development Corp.
 EDR    - Economic  Development Revenue
 ETM    - Escrow to Maturity
 FGIC   - Financial Guaranty Insurance Co.
 FHA    - Federal Housing Authority/Agency
 FI/GML - Federally Insured or Guaranteed Mortgage Loans
 FSA    - Financial Security Assistance (Some of the securities shown as FSA
          Insured were originally insured by Capital Guaranty Insurance Co.
         (CGIC) which was acquired by FSA in 1995 and no longer does business under this name.)
 GNMA   - Government National Mortgage Association
 GO     - General Obligation
 HDA    - Housing Development Authority/Agency
 HFA    - Housing Finance Authority/Agency
 HFC    - Housing Finance Corp.
 IDA    - Industrial Development Authority/Agency
 IDB    - Industrial Development Board
 IDC    - Industrial Development Corp.
 IDBR   - Industrial Development Board Revenue
 IDR    - Industrial Development Revenue
 IPC    - Industrial Pollution Control
 ISD    - Independent School District
 L.P.   - Limited Partnership
 MBIA   - Municipal Bond Investors Assurance Corp.
 MBS    - Mortgage-Backed Securities
 MF     - Multi-Family
 MFHR   - Multi-Family Housing Revenue
 MFMR   - Multi-Family Mortgage Revenue
 MFR    - Multi-Family Revenue
 MTA    - Metropolitan Transit Authority
 PCR    - Pollution Control Revenue
 PUD    - Public Utility District
 RDA    - Redevelopment Authority/Agency
 RMR    - Residential Mortgage Revenue
 SF     - Single Family
 SFM    - Single Family Mortgage
 SFMR   - Single Family Mortgage Revenue
 SFR    - Single Family Revenue
 USD    - Unified School District


FRANKLIN FEDERAL TAX-FREE INCOME FUND
Financial Statements

Statement of Assets and Liabilities
April 30, 1998

Assets:
 Investments in securities, at value (cost $6,487,935,647)                                   $6,980,566,003
 Cash                                                                                            54,436,058
 Receivables:
Investment securities sold                                                                       87,160,955
Capital shares sold                                                                               5,931,810
Interest                                                                                        128,792,746
                                                                                               ------------
Total assets                                                                                  7,256,887,572
                                                                                              -------------

Liabilities:
 Payables:
Investment securities purchased                                                                  81,326,565
Capital shares redeemed                                                                           4,225,826
Affiliates                                                                                        4,405,693
Shareholders                                                                                      8,447,610
 Other liabilities                                                                                  326,288
                                                                                             --------------
Total liabilities                                                                                98,731,982
                                                                                             --------------
 Net assets, at value                                                                        $7,158,155,590
                                                                                             ==============

Net assets consist of:
 Undistributed net investment income                                                            $ 5,570,212
 Net unrealized appreciation                                                                    492,630,356
 Accumulated net realized loss                                                                  (25,878,831)
 Capital shares                                                                               6,685,833,853
                                                                                             --------------
 Net assets, at value                                                                        $7,158,155,590
                                                                                             ==============
Class I:
 Net asset value per share ($7,022,960,760 / 573,422,438 shares outstanding)*                        $12.25
                                                                                             ==============
 Maximum offering price per share ($12.25 / 95.75%)                                                  $12.79
                                                                                             ==============
Class II:
 Net asset value per share ($135,194,830 / 11,042,906 shares outstanding)*                           $12.24
                                                                                             ==============
 Maximum offering price per share ($12.24 / 99%)                                                     $12.36
                                                                                             ==============



*Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


Statements of Operations (cont.)
for the year ended April 30, 1998

Investment income:
 Interest                                                          $447,218,775
                                                                 --------------
Expenses:
 Management fees (Note 3)                               $32,368,130
 Distribution fees (Note 3)
  Class I                                                 5,098,992
  Class II                                                  660,809
 Transfer agent fees (Note 3)                             2,646,361
 Custodian fees                                              74,874
 Reports to shareholders                                    778,124
 Registration and filing fees                               201,388
 Professional fees                                          127,345
 Directors' fees and expenses                               132,568
 Other                                                      274,853
                                                        -----------
Total expenses                                                       42,363,444
                                                                 --------------
 Net investment income                                              404,855,331
                                                                 --------------
Realized and unrealized gains:
 Net realized gain from investments                                  42,732,886
 Net unrealized appreciation on investments                         156,385,279
                                                                 --------------
Net realized and unrealized gain                                    199,118,165
                                                                 --------------
Net increase in net assets resulting from operations               $603,973,496
                                                                 ==============

Statements of Changes in Net Assets
for the years ended April 30, 1998 and 1997

                                                                1998           1997
--------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income                                         $ 404,855,331  $ 422,168,480
  Net realized gain (loss) from investments                        42,732,886     (3,427,474)
  Net unrealized appreciation on investments                      156,385,279     44,923,895
                                                                 ---------------------------
Net increase in net assets resulting from operations              603,973,496    463,664,901
 Distributions to shareholders from:
  Net investment income:
 Class I                                                         (396,082,048)  (418,463,139)
 Class II                                                          (5,046,130)    (2,758,091)
                                                             --------------------------------
 Total distributions to shareholders                             (401,128,178)  (421,221,230)
 Capital share transactions: (Note 2)
 Class I                                                          (83,120,865)  (149,230,534)
 Class II                                                          60,999,749     37,508,022
                                                             -------------------------------
 Total capital share transactions                                 (22,121,116)  (111,722,512)
Net increase (decrease) in net assets .                           180,724,202    (69,278,841)
Net assets:
 Beginning of year                                              6,977,431,388  7,046,710,229
                                                             -------------------------------
 End of year                                                   $7,158,155,590 $6,977,431,388
                                                             ===============================
Undistributed net investment income included in net assets
 End of year                                                      $ 5,570,212    $ 1,843,059
                                                             ===============================

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Federal Tax-Free Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to provide tax-free income. The following summarizes the Fund's significant accounting policies.

a. Security Valuation

Tax-free bonds generally trade in the over-the-counter market and are valued within the range of the latest quoted bid and asked prices. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Fund may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. Income Taxes

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute all of its taxable income.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on an income tax basis. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

d. Accounting Estimates

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. CAPITAL STOCK

The Fund offers two classes of shares: Class I and Class II. The shares have the same rights except for their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At April 30, 1998, there were 10 billion shares of no par value stock authorized, of which 3 billion each were designated as Class I and Class II. Transactions in the Fund's shares were as follows:

                                                                             Year Ended April 30,
                                                   ------------------------------------------------------------
                                                               1998                           1997
                                                   ------------------------------------------------------------
                                                      SHARES         AMOUNT            SHARES         AMOUNT
                                                   ------------------------------------------------------------
Class I Shares:
 Shares sold                                       114,214,913   $1,390,939,797      82,507,276   $ 981,902,405
 Shares issued in reinvestment of distributions     13,093,027      159,083,079      13,756,253     163,131,977
 Shares redeemed                                  (134,063,708)  (1,633,143,741)   (108,778,728) (1,294,264,916)
                                                  --------------------------------------------------------------
 Net decrease                                       (6,755,768)   $ (83,120,865)    (12,515,199) $ (149,230,534)
                                                  ==============================================================
Class II Shares:

 Shares sold                                         5,941,310     $ 72,517,830       3,562,296    $ 42,300,025
 Shares issued in reinvestment of distributions        259,109        3,154,246         144,321       1,713,499
 Shares redeemed                                    (1,202,566)     (14,672,327)       (546,174)     (6,505,502)
                                                  --------------------------------------------------------------
 Net increase                                        4,997,853     $ 60,999,749       3,160,443    $ 37,508,022
                                                  ==============================================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers or directors of Franklin/Templeton Distributors, Inc. (Distributors), Franklin Advisers, Inc. (Advisers), Franklin/Templeton Investor Services, Inc. (Investor Services), and Franklin Templeton Services, Inc. (FT Services), the Fund's principal underwriter, investment manager, transfer agent, and administrative manager, respectively.

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

        ANNUALIZED FEE RATE                    MONTH-END NET ASSETS
        --------------------------------------------------------------------
            0.625%       First $100 million
            0.50%        Over $100 million, up to and including $250 million
            0.45%        Over $250 million, up to and including $10  billion

Fees are further reduced on net assets over $10 billion.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to 0.10% and 0.65% per year of the average daily net assets of Class I and Class II, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of the Fund shares, and received contingent deferred sales charges for the year of $977,359 and $23,704, respectively.

The Fund paid transfer agent fees of $2,646,361, of which $2,428,103 was paid to Investor Services.


4.  INCOME TAXES

At April 30, 1998, the Fund had tax basis capital losses of $25,878,831 which may be carried over to offset future capital gains. Such losses expire as follows:

 Capital loss carryovers expiring in: 2003.......        $22,451,357
                                      2005.......          3,427,474
                                                        -------------
                                                         $25,878,831
                                                        =============

At April 30, 1998, the net unrealized appreciation based on the cost of investments for income tax purposes of $492,630,356 was as follows:

        Unrealized appreciation.............         $498,531,208
        Unrealized depreciation.............           (5,900,852)
                                                     -------------
        Net unrealized appreciation.........         $492,630,356
                                                     =============

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended April 30, 1998 aggregated $1,014,522,038 and $1,095,776,729, respectively.

6. CREDIT RISK

The Fund has investments in excess of 10% of its total net assets in the state of New York. Such concentration may subject the Fund more significantly to economic changes occurring within that state.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

Independent Auditors' Report

To the Shareholders and Board of Directors
Of the Franklin Federal Tax-Free Income Fund

We have audited the accompanying statement of assets and liabilities of the Franklin Federal Tax-Free Income Fund, including the Fund's statement of investments as of April 30, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of April 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.
San Francisco, California
June 3, 1998

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Tax Information

Under Section 852(b)(5)(A) of the Internal Revenue Code, the Fund hereby designates 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended April 30, 1998.





Franklin Federal Tax-Free Income Fund
Annual Report
April 30, 1998.

APPENDIX
DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING (PURSUANT TO ITEM 304 (a) OF REGULATION S-T)

GRAPHIC MATERIAL (1)

This chart shows in pie format the credit quality breakdown of the Franklin Federal Tax-Free Income Fund based on total long-term investments as of 4/30/98.

AAA                         37.3%
AA                          13.9%
A                           20.0%
BBB                         25.8%
Below Investment Grade       3.0%

GRAPHIC MATERIAL (2)

This chart shows the portfolio breakdown by sector based on the percentage of total long-term investments on 4/30/98 for the Franklin Federal Tax-Free Income Fund.

Utilities                           25.2%
Housing                             13.8%
Prerefunded                         13.8%
Transportation                      12.7%
General Obligation                  9.1%
Hospitals                           8.1%
Industrial                          5.7%
Other Revenue                       4.1%
Education                           2.8%
Certificates of Participation       2.5%
Health Care                         1.5%
Tax Allocation                      0.6%
Sales Tax                           0.1%


GRAPHIC MATERIAL (3)

This map shows the top three state holdings of the Franklin Federal Tax-Free Income Fund based on total market value on 4/30/98.

New York                    17.2%
Illinois                     7.1%
Texas                        7.0%


GRAPHIC MATERIAL (4)

This chart shows the dividend distributions for Franklin Federal Tax-Free Income Fund's Class I from 5/1/97 to 4/30/98.

May                          5.8 cents
June                         5.8 cents
July                         5.8 cents
August                       5.8 cents
September                    5.8 cents
October                      5.8 cents
November                     5.8 cents
December                     5.8 cents
January                      5.6 cents
February                     5.6 cents
March                        5.6 cents
April                        5.6 cents
Total                       68.8 cents

GRAPHIC MATERIAL (5)

This chart shows in bar format the comparison between Franklin Federal Tax-Free Income Fund's Class I distribution rate of 5.25% and the taxable equivalent rate of 8.69% on 4/30/98.

GRAPHIC MATERIAL (6)

The following line graph compares the performance of the Franklin Federal Tax-Free Income Fund's Class I shares to that of the Lehman Brothers Municipal Bond Index, and to the Consumer Price Index based on a $10,000 investment from 5/1/88 to 4/30/98.

     Date Franklin Federal Tax-Free   Lehman Brothers       CPI
             Income Fund-Class I       Municipal Bond
                                           Index
   5/1/88          9,572                10,000           10,000
  5/31/88          9,614      -0.29%     9,971    0.34%  10,034
  6/30/88          9,805       1.46%    10,117    0.43%  10,077
  7/31/88          9,847       0.65%    10,182    0.42%  10,119
  8/31/88          9,916       0.09%    10,191    0.42%  10,162
  9/30/88         10,148       1.81%    10,376    0.67%  10,230
 10/31/88         10,381       1.76%    10,559    0.33%  10,264
 11/30/88         10,269      -0.92%    10,461    0.08%  10,272
 12/31/88         10,441       1.02%    10,568    0.17%  10,289
  1/31/89         10,606       2.07%    10,787    0.50%  10,341
  2/28/89         10,537      -1.14%    10,664    0.41%  10,383
  3/31/89         10,510      -0.24%    10,638    0.58%  10,444
  4/30/89         10,729       2.37%    10,890    0.65%  10,511
  5/31/89         10,911       2.08%    11,117    0.57%  10,571
  6/30/89         11,036       1.36%    11,268    0.24%  10,597
  7/31/89         11,114       1.36%    11,421    0.24%  10,622
  8/31/89         11,076      -0.98%    11,310    0.16%  10,639
  9/30/89         11,028      -0.30%    11,276    0.32%  10,673
 10/31/89         11,127       1.22%    11,413    0.48%  10,724
 11/30/89         11,286       1.75%    11,613    0.24%  10,750
 12/31/89         11,387       0.82%    11,708    0.16%  10,767
  1/31/90         11,308      -0.47%    11,653    1.03%  10,878
  2/28/90         11,440       0.89%    11,757    0.47%  10,929
  3/31/90         11,410       0.03%    11,760    0.55%  10,990
  4/30/90         11,309      -0.72%    11,676    0.16%  11,007
  5/31/90         11,588       2.18%    11,930    0.23%  11,032
  6/30/90         11,692       0.88%    12,035    0.54%  11,092
  7/31/90         11,890       1.48%    12,213    0.38%  11,134
  8/31/90         11,671      -1.45%    12,036    0.92%  11,237
  9/30/90         11,641       0.06%    12,043    0.84%  11,331
 10/31/90         11,769       1.81%    12,261    0.60%  11,399
 11/30/90         12,004       2.01%    12,508    0.22%  11,424
 12/31/90         12,016       0.44%    12,563    0.00%  11,424
  1/31/91         12,211       1.34%    12,731    0.60%  11,493
  2/28/91         12,266       0.87%    12,842    0.15%  11,510
  3/31/91         12,333       0.04%    12,847    0.15%  11,527
  4/30/91         12,554       1.34%    13,019    0.15%  11,544
  5/31/91         12,644       0.89%    13,135    0.30%  11,579
  6/30/91         12,667      -0.10%    13,122    0.29%  11,613
  7/31/91         12,870       1.22%    13,282    0.15%  11,630
  8/31/91         12,995       1.32%    13,457    0.29%  11,664
  9/30/91         13,190       1.30%    13,632    0.44%  11,715
 10/31/91         13,270       0.90%    13,755    0.15%  11,733
 11/30/91         13,341       0.28%    13,794    0.29%  11,767
 12/31/91         13,606       2.15%    14,090    0.07%  11,775
  1/31/92         13,639       0.23%    14,123    0.15%  11,793
  2/29/92         13,650       0.03%    14,127    0.36%  11,835
  3/31/92         13,708       0.04%    14,132    0.51%  11,895
  4/30/92         13,837       0.89%    14,258    0.14%  11,912
  5/31/92         14,038       1.18%    14,426    0.14%  11,929
  6/30/92         14,240       1.68%    14,669    0.36%  11,972
  7/31/92         14,721       3.00%    15,109    0.21%  11,997
  8/31/92         14,526      -0.98%    14,961    0.28%  12,030
  9/30/92         14,537       0.65%    15,058    0.28%  12,064
 10/31/92         14,339      -0.98%    14,910    0.35%  12,106
 11/30/92         14,683       1.79%    15,177    0.14%  12,123
 12/31/92         14,905       1.02%    15,332   -0.07%  12,115
  1/31/93         15,087       1.16%    15,510    0.49%  12,174
  2/28/93         15,471       3.62%    16,072    0.35%  12,217
  3/31/93         15,403      -1.06%    15,901    0.35%  12,259
  4/30/93         15,524       1.01%    16,062    0.28%  12,294
  5/31/93         15,621       0.56%    16,152    0.14%  12,311
  6/30/93         15,872       1.67%    16,421    0.14%  12,328
  7/31/93         15,893       0.13%    16,443    0.00%  12,328
  8/31/93         16,160       2.08%    16,785    0.28%  12,363
  9/30/93         16,324       1.14%    16,976    0.21%  12,389
 10/31/93         16,356       0.19%    17,008    0.41%  12,440
 11/30/93         16,284      -0.88%    16,859    0.07%  12,448
 12/31/93         16,582       2.11%    17,214    0.00%  12,448
  1/31/94         16,721       1.14%    17,411    0.27%  12,482
  2/28/94         16,434      -2.59%    16,960    0.34%  12,524
  3/31/94         15,931      -4.07%    16,269    0.34%  12,567
  4/30/94         15,966       0.85%    16,408    0.14%  12,584
  5/31/94         16,082       0.87%    16,551    0.07%  12,593
  6/30/94         16,019      -0.61%    16,450    0.34%  12,636
  7/31/94         16,246       1.83%    16,751    0.27%  12,670
  8/31/94         16,308       0.35%    16,809    0.40%  12,721
  9/30/94         16,148      -1.47%    16,562    0.27%  12,755
 10/31/94         15,918      -1.78%    16,267    0.07%  12,764
 11/30/94         15,645      -1.81%    15,973    0.13%  12,781
 12/31/94         15,962       2.20%    16,324    0.00%  12,781
  1/31/95         16,367       2.86%    16,791    0.40%  12,832
  2/28/95         16,761       2.91%    17,280    0.40%  12,883
  3/31/95         16,897       1.15%    17,478    0.33%  12,926
  4/30/95         16,957       0.12%    17,499    0.33%  12,968
  5/31/95         17,353       3.19%    18,058    0.20%  12,994
  6/30/95         17,297      -0.87%    17,901    0.20%  13,020
  7/31/95         17,432       0.95%    18,071    0.00%  13,020
  8/31/95         17,598       1.27%    18,300    0.26%  13,054
  9/30/95         17,690       0.63%    18,415    0.20%  13,080
 10/31/95         17,916       1.45%    18,682    0.33%  13,123
 11/30/95         18,189       1.66%    18,993   -0.07%  13,114
 12/31/95         18,373       0.96%    19,175   -0.07%  13,105
  1/31/96         18,451       0.76%    19,321    0.59%  13,182
  2/29/96         18,378      -0.68%    19,189    0.32%  13,225
  3/31/96         18,213      -1.28%    18,944    0.52%  13,293
  4/30/96         18,200      -0.28%    18,891    0.39%  13,345
  5/31/96         18,219      -0.04%    18,883    0.19%  13,371
  6/30/96         18,408       1.09%    19,089    0.06%  13,379
  7/31/96         18,548       0.91%    19,263    0.19%  13,404
  8/31/96         18,561      -0.02%    19,259    0.19%  13,429
  9/30/96         18,797       1.40%    19,528    0.32%  13,472
 10/31/96         18,985       1.13%    19,749    0.32%  13,515
 11/30/96         19,270       1.83%    20,110    0.19%  13,541
 12/31/96         19,237      -0.42%    20,026    0.00%  13,541
  1/31/97         19,284       0.19%    20,064    0.32%  13,585
  2/28/97         19,460       0.92%    20,249    0.31%  13,627
  3/31/97         19,279      -1.33%    19,979    0.25%  13,661
  4/30/97         19,439       0.84%    20,147    0.12%  13,677
  5/31/97         19,682       1.51%    20,451   -0.06%  13,669
  6/30/97         19,877       1.07%    20,670    0.12%  13,685
  7/31/97         20,338       2.77%    21,243    0.12%  13,702
  8/31/97         20,218      -0.94%    21,043    0.19%  13,728
  9/30/97         20,449       1.19%    21,293    0.25%  13,762
 10/31/97         20,580       0.64%    21,430    0.25%  13,796
 11/30/97         20,695       0.59%    21,556   -0.06%  13,788
 12/31/97         20,963       1.46%    21,871   -0.12%  13,772
  1/31/98         21,126       1.03%    22,096    0.19%  13,798
  2/28/98         21,154       0.03%    22,103    0.19%  13,824
  3/31/98         21,199       0.09%    22,123    0.19%  13,850
  4/30/98         21,174      -0.45%    22,023    0.18%  13,875

Total            111.74%               120.23%           38.75%
Return


GRAPHIC MATERIAL (7)

This chart shows in bar format the comparison between Franklin Federal Tax-Free Income Fund's Class II distribution rate of 4.86% and the taxable equivalent rate of 8.05% on 4/30/98.

GRAPHIC MATERIAL (8)

This chart shows the dividend distributions for Franklin Federal Tax-Free Income Fund's Class II from 5/1/97 to 4/30/98.

May                          5.21 cents
June                         5.21 cents
July                         5.27 cents
August                       5.27 cents
September                    5.27 cents
October                      5.19 cents
November                     5.19 cents
December                     5.19 cents
January                      5.00 cents
February                     5.00 cents
March                        5.00 cents
April                        5.12 cents
Total                       61.92 cents

GRAPHIC MATERIAL (9)

The following line graph compares the performance of the Franklin Federal Tax-Free Income Fund's Class II shares to that of the Lehman Brothers Municipal Bond Index, and to the Consumer Price Index based on a $10,000 investment from 5/1/95 to 4/30/98.

Date          Franklin Federal      Lehman Brothers     CPI
               Tax-Free Income      Municipal Bond
                Fund-Class II            Index

5/1/95                    9,898                       10,000
10,000
5/31/95    10,127          3.19%        10,319         0.20%       10,020
6/30/95    10,090         -0.87%        10,229         0.20%       10,040
7/31/95    10,163          0.95%        10,326         0.00%       10,040
8/31/95    10,254          1.27%        10,458         0.26%       10,066
9/30/95    10,303          0.63%        10,523         0.20%       10,086
10/31/95   10,430          1.45%        10,676         0.33%       10,120
11/30/95   10,574          1.66%        10,853        -0.07%       10,112
12/31/95   10,685          0.96%        10,957        -0.07%       10,105
1/31/96    10,725          0.76%        11,041         0.59%       10,165
2/29/96    10,677         -0.68%        10,966         0.32%       10,198
3/31/96    10,576         -1.28%        10,825         0.52%       10,251
4/30/96    10,557         -0.28%        10,795         0.39%       10,291
5/31/96    10,563         -0.04%        10,791         0.19%       10,310
6/30/96    10,667          1.09%        10,908         0.06%       10,316
7/31/96    10,743          0.91%        11,008         0.19%       10,336
8/31/96    10,745         -0.02%        11,005         0.19%       10,356
9/30/96    10,885          1.40%        11,159         0.32%       10,389
10/31/96   10,989          1.13%        11,286         0.32%       10,422
11/30/96   11,140          1.83%        11,492         0.19%       10,442
12/31/96   11,124         -0.42%        11,444         0.00%       10,442
1/31/97    11,146          0.19%        11,466         0.32%       10,475
2/28/97    11,233          0.92%        11,571         0.31%       10,508
3/31/97    11,134         -1.33%        11,417         0.25%       10,534
4/30/97    11,220          0.84%        11,513         0.12%       10,547
5/31/97    11,355          1.51%        11,687        -0.06%       10,540
6/30/97    11,461          1.07%        11,812         0.12%       10,553
7/31/97    11,722          2.77%        12,139         0.12%       10,565
8/31/97    11,648         -0.94%        12,025         0.19%       10,586
9/30/97    11,766          1.19%        12,168         0.25%       10,612
10/31/97   11,835          0.64%        12,246         0.25%       10,639
11/30/97   11,905          0.59%        12,318        -0.06%       10,632
12/31/97   12,044          1.46%        12,498        -0.12%       10,619
1/31/98    12,142          1.03%        12,627         0.19%       10,640
2/28/98    12,151          0.03%        12,631         0.19%       10,660
3/31/98    12,171          0.09%        12,642         0.19%       10,680
4/30/98    12,143         -0.45%        12,585         0.18%       10,699

Total Return  21.43%                      25.85%                      6.99%